DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (12.4%)[a]	Value
Basic Materials (0.6%)
	Ball Metalpack Finco, LLC, Term Loan
$173,687	6.999%, (LIBOR 1M + 4.500%), 7/31/2025[b]	$172,819
	Big River Steel, LLC, Term Loan
728,900	7.601%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	730,722
	Chemours Company, Term Loan
574,200	4.250%, (LIBOR 1M + 1.750%), 4/3/2025[b]	567,201
	Contura Energy, Inc., Term Loan
1,821,938	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	1,799,163
	Peabody Energy Corporation, Term Loan
811,800	5.249%, (LIBOR 1M + 2.750%), 3/31/2025[b,c]	807,741
	Pixelle Specialty Solutions, LLC, Term Loan
982,538	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	951,833
	Starfruit US Holdco, LLC, Term Loan
615,000	5.740%, (LIBOR 1M + 3.250%), 10/1/2025[b]	605,394

	Total	5,634,873

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
382,865	4.660%, (LIBOR 1W + 2.250%), 11/10/2023[b]	380,951
	Flex Acquisition Company, Inc. Term Loan
587,050	5.876%, (LIBOR 3M + 3.250%), 6/22/2025[b]	567,971
	GFL Environmental, Inc., Term Loan
1,973,911	5.499%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,904,508
	Natgasoline, LLC, Term Loan
793,012	6.125%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	793,012
	Navistar, Inc., Term Loan
1,331,550	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,325,451
	Sotera Health Holdings, LLC, Term Loan
551,914	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	541,797
	Vertiv Group Corporation, Term Loan
1,913,229	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,793,653

	Total	7,307,343

Communications Services (3.0%)
	Altice France SA, Term Loan
584,587	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	542,936
	CBS Radio, Inc., Term Loan
1,455,000	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	1,412,805
	CenturyLink, Inc., Term Loan
2,162,625	5.249%, (LIBOR 1M + 2.750%), 1/31/2025[b]	2,118,032

Principal Amount	Bank Loans (12.4%)[a]	Value
Communications Services (3.0%) - continued
	Charter Communications Operating, LLC, Term Loan
$1,328,188	4.500%, (LIBOR 1M + 2.000%), 4/30/2025[b]	$1,318,226
	CommScope Inc., Term Loan
1,680,000	0.000%, (LIBOR 3M + 3.250%), 2/7/2026[b,d,e]	1,677,194
	CSC Holdings, LLC, Term Loan
1,075,837	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,043,756
1,980,000	5.591%, (LIBOR 3M + 3.000%), 4/15/2027[b]	1,967,625
	Frontier Communications Corporation, Term Loan
1,644,506	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,603,393
	Gray Television, Inc., Term Loan
602,769	4.732%, (LIBOR 1M + 2.250%), 2/7/2024[b]	594,631
718,200	4.982%, (LIBOR 1M + 2.500%), 1/2/2026[b]	709,675
	HCP Acquisition, LLC, Term Loan
1,097,981	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	1,080,480
	Intelsat Jackson Holdings SA, Term Loan
1,080,000	6.240%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,062,785
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	1,622,583
325,000	9.234%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	315,250
	Mediacom Illinois, LLC, Term Loan
601,425	4.160%, (LIBOR 1W + 1.750%), 2/15/2024[b]	592,404
	NEP Group, Inc., Term Loan
1,316,700	5.749%, (LIBOR 1M + 3.250%), 10/20/2025[b,d,e]	1,303,862
	SBA Senior Finance II, LLC, Term Loan
863,475	4.500%, (LIBOR 1M + 2.000%), 4/11/2025[b]	844,323
	Sprint Communications, Inc., Term Loan
2,401,000	5.000%, (LIBOR 1M + 2.500%), 2/3/2024[b]	2,334,972
1,216,950	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	1,197,175
	Syniverse Holdings, Inc., Term Loan
361,350	7.484%, (LIBOR 1M + 5.000%), 3/9/2023[b]	330,997
	TNS, Inc., Term Loan
1,007,304	6.500%, (LIBOR 1M + 4.000%), 8/14/2022[b]	993,202
	Unitymedia Finance, LLC, Term Loan
630,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	622,478
	Univision Communications, Inc., Term Loan
1,787,477	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,681,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (12.4%)[a]	Value
Communications Services (3.0%) - continued
	WideOpenWest Finance, LLC, Term Loan
$1,007,655	5.741%, (LIBOR 1M + 3.250%), 8/19/2023[b]	$968,608
	Windstream Services, LLC, Term Loan
715,000	0.000%, (LIBOR 3M + 4.500%), 2/26/2021[b,d,e]	712,991
367,183	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	367,469

	Total	29,019,313

Consumer Cyclical (1.6%)
	Boyd Gaming Corporation, Term Loan
499,988	4.658%, (LIBOR 1W + 2.250%), 9/15/2023[b]	495,148
	Cengage Learning, Inc., Term Loan
1,589,992	6.736%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,427,017
	Eldorado Resorts, Inc., Term Loan
369,503	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	365,808
	Four Seasons Hotels, Ltd., Term Loan
1,012,058	4.499%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,002,990
	Golden Entertainment, Inc., Term Loan
1,841,688	5.500%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,823,271
290,000	9.500%, (LIBOR 1M + 7.000%), 10/20/2025[b]	282,750
	Golden Nugget, LLC, Term Loan
1,397,824	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,382,756
	Men’s Warehouse, Inc., Term Loan
795,980	5.739%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	760,161
	Mohegan Gaming and Entertainment, Term Loan
1,519,493	6.499%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,435,920
	Scientific Games International, Inc., Term Loan
3,360,065	5.314%, (LIBOR 1M + 2.750%), 8/14/2024[b]	3,268,873
	Stars Group Holdings BV, Term Loan
1,818,135	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,813,172
	Tenneco, Inc., Term Loan
598,500	5.249%, (LIBOR 1M + 2.750%), 10/1/2025[b,c]	570,071
	Wyndham Hotels & Resorts, Inc., Term Loan
696,500	4.249%, (LIBOR 1M + 1.750%), 5/30/2025[b]	686,596

	Total	15,314,533

Consumer Non-Cyclical (2.3%)
	Air Medical Group Holdings, Inc., Term Loan
2,908,187	5.739%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,734,918
286,375	6.736%, (LIBOR 1M + 4.250%), 3/14/2025[b]	268,835

Principal Amount	Bank Loans (12.4%)[a]	Value
Consumer Non-Cyclical (2.3%) - continued
	Albertson’s, LLC, Term Loan
$1,235,044	5.479%, (LIBOR 1M + 3.000%), 6/22/2023[b]	$1,223,163
2,384,025	5.499%, (LIBOR 1M + 3.000%), 11/16/2025[b]	2,351,698
	Amneal Pharmaceuticals, LLC, Term Loan
1,136,148	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,131,887
	Bausch Health Companies, Inc., Term Loan
2,058,125	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,043,430
	Endo International plc, Term Loan
2,635,999	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,582,857
	Energizer Holdings, Inc., Term Loan
590,000	4.734%, (LIBOR 1M + 2.250%), 1/2/2026[b,c]	582,625
	Grifols Worldwide Operations USA, Inc., Term Loan
994,700	4.660%, (LIBOR 1W + 2.250%), 1/31/2025[b]	987,657
	JBS USA LUX SA, Term Loan
2,018,800	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	2,002,912
	Libbey Glass, Inc., Term Loan
488,953	5.493%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	435,168
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,562,825	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	2,351,392
	MPH Acquisition Holdings, LLC, Term Loan
958,989	5.351%, (LIBOR 3M + 2.750%), 6/7/2023[b]	926,930
	Ortho-Clinical Diagnostics SA, Term Loan
1,425,900	5.749%, (LIBOR 1M + 3.250%), 6/1/2025[b]	1,371,830
	Plantronics, Inc., Term Loan
1,084,501	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,062,811
	Revlon Consumer Products Corporation, Term Loan
909,380	6.129%, (LIBOR 3M + 3.500%), 9/7/2023[b]	656,272

	Total	22,714,385

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
310,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	292,330
	Calpine Corporation, Term Loan
1,058,504	5.110%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,047,146
	CONSOL Energy, Inc., Term Loan
795,000	0.000%, (LIBOR 3M + 2.500%), 3/28/2024[b,d,e]	803,944
	Consolidated Energy Finance SA, Term Loan
674,900	4.989%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	651,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (12.4%)[a]	Value
Energy (1.0%) - continued
	Fieldwood Energy, LLC, Term Loan
$795,000	0.000%, (LIBOR 1M + 5.250%), 4/11/2022[b,d,e]	$763,200
	HFOTCO, LLC, Term Loan
1,786,500	5.250%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,775,334
	McDermott Technology (Americas), Inc., Term Loan
1,663,200	7.499%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,590,618
	Radiate Holdco, LLC, Term Loan
2,769,672	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,703,921

	Total	9,627,771

Financials (1.9%)
	Air Methods Corporation, Term Loan
936,646	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	699,562
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,509,769	4.488%, (LIBOR 1M + 2.000%), 1/15/2025[b]	1,496,015
	Cyxtera DC Holdings, Inc., Term Loan
280,012	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	270,680
175,000	9.860%, (LIBOR 3M + 7.250%), 5/1/2025[b]	158,375
	Digicel International Finance, Ltd., Term Loan
1,708,326	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,512,945
	Genworth Holdings, Inc., Term Loan
312,638	6.982%, (LIBOR 1M + 4.500%), 3/7/2023[b]	311,662
	GGP Nimbus LP, Term Loan
1,910,400	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,836,372
	Grizzly Finco, Term Loan
1,313,400	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,307,818
	Harland Clarke Holdings Corporation, Term Loan
1,499,893	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,342,404
	Level 3 Parent, LLC, Term Loan
2,045,000	4.736%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,019,008
	MoneyGram International, Inc., Term Loan
830,776	5.749%, (LIBOR 1M + 3.250%), 3/28/2020[b,d,e]	776,776
	Sable International Finance, Ltd., Term Loan
3,055,000	5.749%, (LIBOR 1M + 3.250%), 1/31/2026[b]	3,041,650
	Trans Union, LLC, Term Loan
1,064,596	4.499%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,053,758
	Tronox Blocked Borrower, LLC, Term Loan
816,502	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	812,167

Principal Amount	Bank Loans (12.4%)[a]	Value
Financials (1.9%) - continued
	Tronox Finance, LLC, Term Loan
$1,763,453	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	$1,754,089

	Total	18,393,281

Technology (0.7%)
	First Data Corporation, Term Loan
2,805,000	4.486%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,796,192
	Micron Technology, Inc., Term Loan
702,773	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	701,544
	Rackspace Hosting, Inc., Term Loan
2,765,855	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b,d,e]	2,584,193
	SS&C Technologies Holdings Europe SARL, Term Loan
386,862	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	383,288
	SS&C Technologies, Inc., Term Loan
538,058	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	533,086

	Total	6,998,303

Utilities (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
2,146,762	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,076,993
	Core and Main, LP, Term Loan
844,313	5.626%, (LIBOR 3M + 3.000%), 8/1/2024[b]	836,570
	EnergySolutions, LLC, Term Loan
625,275	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	549,198
	Talen Energy Supply, LLC, Term Loan
695,445	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	688,059
	TerraForm Power Operating, LLC, Term Loan
574,185	4.499%, (LIBOR 1M + 2.000%), 11/8/2022[b]	559,113

	Total	4,709,933

	Total Bank Loans (cost $122,756,891)	119,719,735

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Asset-Backed Securities (5.5%)
	Apidos CLO XXIV
2,070,000	4.211%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	2,042,955
	Babson CLO, Ltd.
1,900,000	5.661%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	1,867,645
	Business Jet Securities, LLC
2,168,236	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	2,195,049
	Cent CLO, LP
2,575,000	4.790%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	2,570,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Asset-Backed Securities (5.5%) - continued
	Foundation Finance Trust
$926,222	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	$925,483
	Harley Marine Financing, LLC
1,950,000	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,677,000
	Lehman XS Trust
1,245,707	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bh	1,134,306
	Lendmark Funding Trust
2,050,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	2,032,385
	Madison Park Funding XIV, Ltd.
1,950,000	4.161%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,930,722
	Myers Park CLO, Ltd.
1,875,000	3.738%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,851,234
	Neuberger Berman CLO XIV, Ltd.
1,500,000	6.415%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DRb,g	1,479,726
	Neuberger Berman CLO, Ltd.
1,000,000	6.411%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DRb,g	980,133
	Octagon Investment Partners XX, Ltd.
1,350,000	6.248%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DRb,g	1,351,251
	OHA Credit Funding 1, Ltd.
1,600,000	4.089%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,579,864
	OZLM Funding II, Ltd.
3,200,000	4.251%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	3,179,805
	OZLM IX, Ltd.
2,750,000	4.019%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	2,756,460
	Palmer Square Loan Funding, Ltd.
1,300,000	4.848%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,e,g	1,300,000
	Park Avenue Institutional Advisers CLO, Ltd.
3,200,000	3.992%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	3,149,866
	Preston Ridge Partners Mortgage Trust, LLC
342,148	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	344,956
1,682,623	3.750%, 4/25/2023, Ser. 2018-1A, Class A1[b,g]	1,680,172
	Pretium Mortgage Credit Partners, LLC
1,482,571	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,h]	1,495,206

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Asset-Backed Securities (5.5%) - continued
	Saxon Asset Securities Trust
$258,010	6.000%, 8/25/2035, Ser. 2004-2, Class MF2	$246,123
	Sound Point CLO X, Ltd.
1,575,000	5.461%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,538,071
	Sound Point CLO XXI, Ltd.
3,200,000	3.864%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	3,148,448
	Spirit Master Funding, LLC
2,580,097	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	2,634,375
	THL Credit Wind River CLO, Ltd.
1,575,000	5.637%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,536,482
5,000,000	4.211%, (LIBOR 3M + 1.450%), 10/22/2031, Ser. 2014-3A, Class A2R2[b,g]	4,920,680
	Vericrest Opportunity Loan Transferee
1,850,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	1,862,883

	Total	53,412,114

Basic Materials (1.1%)
	Alcoa Nederland Holding BV
925,000	6.750%, 9/30/2024[g]	978,187
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[g]	287,891
	ArcelorMittal SA
150,000	6.125%, 6/1/2025	166,360
	BHP Billiton Finance USA, Ltd.
620,000	6.750%, 10/19/2075[b,g]	686,371
	BWAY Holding Company
960,000	5.500%, 4/15/2024[g]	953,088
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023[i]	1,037,900
	E.I. du Pont de Nemours and Company
284,000	2.200%, 5/1/2020	282,989
	Element Solutions, Inc.
660,000	5.875%, 12/1/2025[g]	662,376
	First Quantum Minerals, Ltd.
206,000	7.000%, 2/15/2021[g]	209,476
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	146,260
	Novelis Corporation
1,250,000	5.875%, 9/30/2026[g]	1,243,750
	Olin Corporation
1,200,000	5.125%, 9/15/2027[i]	1,213,500
	Packaging Corporation of America
211,000	2.450%, 12/15/2020	209,581
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[g]	920,430
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	281,345
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[g]	200,963
	Trinseo Materials Operating SCA
1,010,000	5.375%, 9/1/2025[g]	956,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Basic Materials (1.1%) - continued
	Vale Overseas, Ltd.
$91,000	4.375%, 1/11/2022	$92,775
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[g]	221,420

	Total	10,751,637

Capital Goods (1.9%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,485,787
	Aerojet Rocketdyne Holdings, Inc., Convertible
121,000	2.250%, 12/15/2023	179,548
	Bombardier, Inc.
1,200,000	7.500%, 3/15/2025[g]	1,236,000
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[g]	1,151,799
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	208,655
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[g]	1,321,605
	Chart Industries, Inc., Convertible
133,000	1.000%, 11/15/2024[g]	216,530
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	213,666
	CNH Industrial Capital, LLC
215,000	4.875%, 4/1/2021	220,912
	Covanta Holding Corporation
1,000,000	6.000%, 1/1/2027	997,500
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,090,800
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	677,100
	Fortive Corporation, Convertible
192,000	0.875%, 2/15/2022[g]	201,803
	General Electric Company
952,000	5.000%, 1/21/2021[b,j]	887,312
	H&E Equipment Services, Inc.
1,120,000	5.625%, 9/1/2025	1,117,200
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	397,804
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	89,730
	Owens-Brockway Glass Container, Inc.
1,385,000	5.000%, 1/15/2022[g]	1,419,625
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[g]	1,305,881
	Rockwell Collins, Inc.
142,000	2.800%, 3/15/2022	141,696
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	358,907
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[g]	289,988
	Textron Financial Corporation
1,710,000	4.419%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	1,299,600
	Textron, Inc.
213,000	7.250%, 10/1/2019	217,548
	TTM Technologies, Inc., Convertible
249,000	1.750%, 12/15/2020	323,593
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,267,900

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Capital Goods (1.9%) - continued
	United Technologies Corporation
$300,000	3.950%, 8/16/2025	$311,776

	Total	18,630,265

Collateralized Mortgage Obligations (9.4%)
	Alternative Loan Trust
898,546	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	751,598
	Antler Mortgage Trust
1,600,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,599,477
3,000,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	2,995,464
	Banc of America Alternative Loan Trust
395,305	2.986%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	349,131
1,252,657	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	1,185,347
	Bear Stearns Adjustable Rate Mortgage Trust
339,958	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	344,100
	Bellemeade Re 2018-1, Ltd.
3,200,000	4.086%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	3,212,968
	Cascade Funding Mortgage Trust
1,567,551	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	1,572,504
1,933,028	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,c,g	1,964,517
	CHL Mortgage Pass-Through Trust
1,500,788	3.851%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,367,345
565,692	4.190%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	547,324
1,920,770	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,627,625
	CIM Trust
1,410,199	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	1,482,595
	Citicorp Mortgage Securities Trust
291,872	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	279,485
	Citigroup Mortgage Loan Trust, Inc.
285,521	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	286,243
	COLT Mortgage Loan Trust
265,087	2.750%, 9/25/2046, Ser. 2016-2, Class A1[b,g]	264,266
	Countrywide Alternative Loan Trust
261,059	2.886%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	249,174
441,930	3.680%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	382,110
332,721	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	304,201
203,327	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	164,436
1,186,525	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	728,503

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Collateralized Mortgage Obligations (9.4%) - continued
$151,445	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	$143,468
	Countrywide Home Loan Mortgage Pass Through Trust
977,238	4.052%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	858,031
	Credit Suisse First Boston Mortgage Securities Corporation
253,720	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	248,608
	CSMC Mortgage-Backed Trust
697,901	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	584,397
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,474,503	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,506,580
741,215	3.558%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	689,336
	Federal Home Loan Mortgage Corporation
3,225,432	2.500%, 12/15/2022, Ser. 4155, Class AIk	112,526
1,387,246	2.500%, 5/15/2027, Ser. 4106, Class HIk	81,361
1,845,000	2.500%, 2/15/2028, Ser. 4162, Class AIk	135,560
5,718,871	2.500%, 3/15/2028, Ser. 4177, Class EIk	423,686
2,769,378	3.000%, 4/15/2028, Ser. 4193, Class AIk	219,787
2,741,273	3.000%, 2/15/2033, Ser. 4170, Class IGk	297,581
	Federal Home Loan Mortgage Corporation - REMIC
5,372,408	3.000%, 7/15/2027, Ser. 4074, Class IOk	424,288
	Federal National Mortgage Association
2,615,593	2.500%, 2/25/2028, Ser. 2013-46, Class CIk	163,520
1,706,812	3.000%, 4/25/2028, Ser. 2013-30, Class DIk	155,561
2,410,874	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	292,271
	Federal National Mortgage Association - REMIC
10,106,994	3.000%, 8/25/2027, Ser. 2012-95, Class HIk	738,928
3,264,310	2.500%, 1/25/2028, Ser. 2012-152, Class AIk	231,320
8,789,400	3.000%, 1/25/2028, Ser. 2012-147, Class EIk	694,307
	First Horizon Alternative Mortgage Securities Trust
551,149	4.298%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	521,157
564,656	4.266%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	552,548
	First Horizon Mortgage Pass-Through Trust
715,142	4.518%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	570,162

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Collateralized Mortgage Obligations (9.4%) - continued
	Foundation Finance Trust
$1,700,000	3.860%, 11/15/2034, Ser. 2019-1A, Class Ag	$1,699,737
	GMAC Mortgage Corporation Loan Trust
983,618	3.996%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	928,439
	Government National Mortgage Association
1,879,113	4.000%, 1/16/2027, Ser. 2012-3, Class IOk	157,601
	Greenpoint Mortgage Funding Trust
677,760	2.686%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	600,851
	GSAA Home Equity Trust
1,137,195	2.756%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[b]	1,088,649
	Impac Secured Assets Trust
1,730,426	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,462,995
	IndyMac IMJA Mortgage Loan Trust
1,041,968	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	788,207
	IndyMac INDX Mortgage Loan Trust
1,646,618	2.696%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,519,137
	J.P. Morgan Alternative Loan Trust
1,413,261	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,183,213
	J.P. Morgan Mortgage Trust
169,147	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	185,141
805,123	4.579%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	726,206
451,642	4.240%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	393,062
	Legacy Mortgage Asset Trust
2,244,624	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	2,257,690
	Lehman Mortgage Trust
473,509	3.236%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	359,342
	Master Asset Securitization Trust
1,322,585	2.986%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	591,007
	MASTR Alternative Loans Trust
581,322	2.936%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	257,783
	Merrill Lynch Alternative Note Asset Trust
496,181	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	358,660
744,587	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	571,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Collateralized Mortgage Obligations (9.4%) - continued
	Merrill Lynch Mortgage Investors Trust
$1,188,369	3.978%, 6/25/2035, Ser. 2005-A5, Class M1[b]	$1,185,013
	MortgageIT Trust
1,669,410	2.686%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	1,493,788
	Oak Hill Advisors Residential Loan Trust
838,293	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	837,136
	Oaktown Re II, Ltd.
2,500,000	4.036%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,g]	2,493,486
	Preston Ridge Partners Mortgage, LLC
686,350	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	691,839
	Pretium Mortgage Credit Partners, LLC
1,932,662	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,939,218
	Radnor RE, Ltd.
1,750,000	3.886%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	1,746,667
2,300,000	5.186%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	2,297,684
	RCO 2017-INV1 Trust
1,620,503	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	1,595,735
	Renaissance Home Equity Loan Trust
1,484,151	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	839,444
	Residential Accredit Loans, Inc. Trust
620,486	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	603,277
914,250	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	844,211
1,427,057	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,107,708
655,550	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	606,963
1,277,410	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,169,779
1,288,966	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,213,753
309,776	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	279,390
	Residential Asset Securitization Trust
1,069,337	6.193%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	894,650
817,332	3.386%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	801,071
1,108,790	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	1,121,055
	Residential Funding Mortgage Security I Trust
909,549	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	850,449

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Collateralized Mortgage Obligations (9.4%) - continued
	Sequoia Mortgage Trust
$1,240,751	3.805%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	$1,006,262
	Starwood Mortgage Residential Trust
2,133,759	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	2,165,878
	Structured Adjustable Rate Mortgage Loan Trust
500,125	4.164%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	461,716
344,945	4.296%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	303,242
	Structured Asset Mortgage Investments, Inc.
1,075,459	2.796%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	1,037,172
	Toorak Mortgage Corporation
2,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g]	1,999,357
	Toorak Mortgage Corporation 2018- 1, Ltd.
2,000,000	4.336%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	2,002,526
	Vericrest Opportunity Loan Trust
1,600,000	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	1,601,745
	Vericrest Opportunity Loan Trust LXV, LLC
1,600,463	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	1,596,391
	WaMu Mortgage Pass Through Certificates
1,182,813	3.454%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	1,079,787
87,517	3.899%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	82,737
1,278,781	3.277%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,199,745
934,595	3.137%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	882,539
1,259,403	2.375%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	1,193,689
	Washington Mutual Mortgage Pass Through Certificates
729,651	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	700,744
1,318,366	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	827,429
816,767	3.317%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	763,097
	Wells Fargo Mortgage Backed Securities Trust
97,875	3.186%, (LIBOR 1M + 0.700%), 5/25/2037, Ser. 2007-6, Class A2[b]	89,957
254,267	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	252,185

	Total	90,290,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Communications Services (3.4%)
	AMC Networks, Inc.
$1,525,000	5.000%, 4/1/2024	$1,532,472
	American Tower Corporation
95,000	2.800%, 6/1/2020	94,940
152,000	3.450%, 9/15/2021	153,704
	AT&T, Inc.
640,000	4.450%, 4/1/2024	670,031
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[g]	141,517
	CCO Holdings, LLC
2,500,000	5.500%, 5/1/2026[g]	2,581,250
	Charter Communications Operating, LLC
418,000	3.579%, 7/23/2020	421,081
155,000	4.500%, 2/1/2024	161,464
156,000	4.908%, 7/23/2025	164,503
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,475,706
	Comcast Corporation
284,000	1.625%, 1/15/2022	276,130
152,000	3.700%, 4/15/2024	157,054
152,000	3.950%, 10/15/2025	159,032
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	176,476
141,000	3.150%, 7/15/2023	140,929
	CSC Holdings, LLC
1,025,000	5.500%, 5/15/2026[g]	1,053,495
	Discovery Communications, LLC
282,000	2.950%, 3/20/2023	279,453
	DISH Network Corporation, Convertible
1,363,000	3.375%, 8/15/2026	1,157,869
	Fox Corporation
312,000	4.030%, 1/25/2024[g]	323,756
	GCI Liberty, Inc., Convertible
1,431,000	1.750%, 9/30/2046[g]	1,562,873
	Gray Escrow, Inc.
1,185,000	7.000%, 5/15/2027[g]	1,259,062
	IAC FinanceCo, Inc., Convertible
920,000	0.875%, 10/1/2022[g]	1,350,370
	Intelsat Jackson Holdings SA
615,000	8.500%, 10/15/2024[g]	598,087
	Level 3 Communications, Inc.
1,270,000	5.375%, 1/15/2024	1,293,622
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	435,289
535,000	5.250%, 3/15/2026	533,662
	Liberty Interactive, LLC, Convertible
222,000	3.500%, 1/15/2031	167,091
	Liberty Media Corporation, Convertible
1,040,000	1.000%, 1/30/2023	1,164,781
	Moody’s Corporation
142,000	2.750%, 12/15/2021	142,014
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[g]	624,585
	Netflix, Inc.
1,120,000	4.875%, 4/15/2028	1,108,800
	Nexstar Escrow Corporation
930,000	5.625%, 8/1/2024[g]	943,950
	Orange SA
245,000	1.625%, 11/3/2019	243,412

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Communications Services (3.4%) - continued
	Sprint Corporation
$2,220,000	7.625%, 2/15/2025	$2,264,400
	Telefonica Emisiones SAU
320,000	4.570%, 4/27/2023	337,383
	T-Mobile USA, Inc.
1,230,000	4.500%, 2/1/2026	1,229,327
	Twitter, Inc., Convertible
579,000	0.250%, 6/15/2024[g]	535,795
	Verizon Communications, Inc.
117,000	2.946%, 3/15/2022	117,476
281,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	281,028
267,000	4.016%, 12/3/2029[g]	275,930
	Viacom, Inc.
210,000	4.250%, 9/1/2023	218,411
315,000	5.875%, 2/28/2057[b]	305,550
	Virgin Media Secured Finance plc
1,080,000	5.250%, 1/15/2026[g]	1,086,750
	Vodafone Group plc
875,000	7.000%, 4/4/2079[b,e]	889,366
	World Wrestling Entertainment, Inc., Convertible
341,000	3.375%, 12/15/2023	1,202,039
	Zayo Group, LLC
1,200,000	5.750%, 1/15/2027[g]	1,197,360

	Total	32,489,275

Consumer Cyclical (2.5%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[g]	1,516,200
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	212,842
	BMW U.S. Capital, LLC
185,000	1.500%, 4/11/2019[g]	184,948
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[g]	994,950
	Caesars Entertainment Corporation, Convertible
205,000	5.000%, 10/1/2024	291,377
	Cinemark USA, Inc.
1,150,000	4.875%, 6/1/2023	1,169,320
	D.R. Horton, Inc.
210,000	2.550%, 12/1/2020	208,653
	Daimler Finance North America, LLC
180,000	3.288%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	179,719
	Delphi Jersey Holdings plc
1,200,000	5.000%, 10/1/2025[g]	1,056,600
	Ford Motor Credit Company, LLC
290,000	1.897%, 8/12/2019	288,782
155,000	2.597%, 11/4/2019	154,550
213,000	3.336%, 3/18/2021	209,788
297,000	5.596%, 1/7/2022	306,408
	General Motors Financial Company, Inc.
213,000	2.650%, 4/13/2020	212,147
142,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	140,911
213,000	4.375%, 9/25/2021	217,565
154,000	4.200%, 11/6/2021	156,940
141,000	3.150%, 6/30/2022	139,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Consumer Cyclical (2.5%) - continued
	Harley-Davidson Financial Services, Inc.
$240,000	4.050%, 2/4/2022[g]	$242,707
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	138,496
95,000	2.625%, 6/1/2022	95,616
	Hyundai Capital America
142,000	2.550%, 4/3/2020[g]	140,990
141,000	2.750%, 9/18/2020[g]	139,926
	L Brands, Inc.
860,000	5.625%, 2/15/2022	893,325
	Landry’s, Inc.
925,000	6.750%, 10/15/2024[g]	929,625
	Lennar Corporation
211,000	2.950%, 11/29/2020	209,681
86,000	4.125%, 1/15/2022	86,645
77,000	4.875%, 12/15/2023	79,310
1,475,000	4.500%, 4/30/2024	1,495,945
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[g]	253,125
640,000	4.875%, 11/1/2024[g]	644,000
580,000	5.625%, 3/15/2026[g]	598,850
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	57,572
89,000	2.875%, 2/15/2023	86,192
	McDonald’s Corporation
320,000	3.350%, 4/1/2023	326,714
	MGM Resorts International
1,030,000	6.000%, 3/15/2023	1,086,650
1,285,000	5.750%, 6/15/2025	1,331,581
	Navistar International Corporation
1,055,000	6.625%, 11/1/2025[g]	1,072,144
	New Red Finance, Inc.
1,000,000	4.250%, 5/15/2024[g]	990,000
	Prime Security Services Borrower, LLC
930,000	9.250%, 5/15/2023[g]	976,500
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	94,840
	ServiceMaster Company, LLC
1,210,000	5.125%, 11/15/2024[g]	1,214,537
	Six Flags Entertainment Corporation
970,000	4.875%, 7/31/2024[g]	954,844
	Starbucks Corporation
135,000	2.100%, 2/4/2021	133,797
	Visa, Inc.
90,000	2.200%, 12/14/2020	89,597
	Volkswagen Group of America Finance, LLC
250,000	4.250%, 11/13/2023[g]	257,697
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[g]	1,575,900

	Total	23,838,153

Consumer Non-Cyclical (2.8%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	282,773
149,000	3.400%, 11/30/2023	152,135
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	283,146
142,000	2.900%, 11/6/2022	141,689
	Albertson’s Companies, LLC
1,245,000	6.625%, 6/15/2024	1,257,450
	Altria Group, Inc.
320,000	4.400%, 2/14/2026	329,592

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Amgen, Inc.
$283,000	3.875%, 11/15/2021	$290,653
	Anheuser-Busch InBev Finance, Inc.
142,000	3.300%, 2/1/2023	144,092
	BAT Capital Corporation
143,000	2.297%, 8/14/2020	141,599
144,000	2.764%, 8/15/2022	141,677
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[g]	299,006
	Bayer US Finance II, LLC
290,000	3.500%, 6/25/2021[g]	291,212
	Becton, Dickinson and Company
284,000	3.125%, 11/8/2021	285,215
	Boston Scientific Corporation
320,000	3.450%, 3/1/2024	325,933
	Bunge, Ltd. Finance Corporation
90,000	3.500%, 11/24/2020	90,447
	Cardinal Health, Inc.
143,000	1.948%, 6/14/2019	142,744
	Cardtronics, Inc., Convertible
404,000	1.000%, 12/1/2020	399,708
	Celgene Corporation
229,000	3.625%, 5/15/2024	232,943
	Centene Corporation
1,200,000	4.750%, 1/15/2025	1,224,000
	Cigna Corporation
310,000	4.125%, 11/15/2025[g]	320,952
	Conagra Brands, Inc.
155,000	3.800%, 10/22/2021	157,877
155,000	4.300%, 5/1/2024	160,635
	CVS Health Corporation
282,000	3.350%, 3/9/2021	284,298
142,000	2.750%, 12/1/2022	140,088
423,000	3.700%, 3/9/2023	429,759
	Energizer Holdings, Inc.
1,265,000	6.375%, 7/15/2026[g,i]	1,296,625
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	148,365
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[g]	72,027
	HCA, Inc.
505,000	5.250%, 6/15/2026	541,471
925,000	4.500%, 2/15/2027	950,688
	J.M. Smucker Company
141,000	2.200%, 12/6/2019	140,392
	JBS USA, LLC
610,000	5.875%, 7/15/2024[g]	626,775
1,240,000	5.750%, 6/15/2025[g]	1,271,000
	Kellogg Company
278,000	3.125%, 5/17/2022	279,192
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	285,713
142,000	4.000%, 6/15/2023	146,145
	Kroger Company
144,000	2.800%, 8/1/2022	143,321
	Maple Escrow Subsidiary, Inc.
284,000	3.551%, 5/25/2021[g]	287,094
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	90,221
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	253,967
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[g]	206,682

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Mylan NV
$142,000	3.150%, 6/15/2021	$141,691
	Mylan, Inc.
141,000	3.125%, 1/15/2023[g]	137,804
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[g]	263,357
	Perrigo Finance Unlimited Company
328,000	4.375%, 3/15/2026	319,851
	Pilgrim’s Pride Corporation
1,040,000	5.750%, 3/15/2025[g]	1,050,400
	Post Holdings, Inc.
1,000,000	5.500%, 3/1/2025[g]	1,011,250
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	52,079
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	273,811
282,000	2.400%, 9/23/2021	278,782
	Simmons Foods, Inc.
1,040,000	5.750%, 11/1/2024[g]	912,600
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[g]	211,508
	Spectrum Brands, Inc.
910,000	5.750%, 7/15/2025	916,825
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,034,031
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,543,845
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	190,710
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	859,316
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	158,787
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	97,077
	VRX Escrow Corporation
2,390,000	6.125%, 4/15/2025[g]	2,366,100
	Zimmer Biomet Holdings, Inc.
214,000	3.375%, (LIBOR 3M + 0.750%), 3/19/2021[b]	213,278
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	212,948

	Total	26,935,351

Energy (3.1%)
	Alliance Resource Operating Partners, LP
870,000	7.500%, 5/1/2025[g]	905,887
	Anadarko Petroleum Corporation
63,000	4.850%, 3/15/2021	65,317
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,085,724
	BP Capital Markets America, Inc.
570,000	2.520%, 9/19/2022	564,713
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	141,650
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	141,997
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[g]	156,945

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Energy (3.1%) - continued
	Cheniere Corpus Christi Holdings, LLC
$1,035,000	7.000%, 6/30/2024	$1,168,308
	Cheniere Energy Partners, LP
1,455,000	5.625%, 10/1/2026[g]	1,491,375
	Chesapeake Energy Corporation
1,210,000	7.000%, 10/1/2024[i]	1,206,975
	Continental Resources, Inc.
113,000	5.000%, 9/15/2022	113,844
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	871,250
	Diamondback Energy, Inc.
1,090,000	5.375%, 5/31/2025	1,137,688
	Enbridge, Inc.
145,000	2.900%, 7/15/2022	144,609
1,150,000	6.250%, 3/1/2078[b]	1,141,950
	Encana Corporation
248,000	3.900%, 11/15/2021	252,539
	Energy Transfer Operating, LP
142,000	4.200%, 9/15/2023	146,831
1,490,000	5.500%, 6/1/2027	1,616,834
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	223,567
	EnLink Midstream Partners, LP
1,220,000	4.850%, 7/15/2026	1,210,850
	Enterprise Products Operating, LLC
560,000	4.875%, 8/16/2077[b]	517,524
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	228,427
	EQM Midstream Partners LP
229,000	4.750%, 7/15/2023	233,658
	EQT Corporation
104,000	8.125%, 6/1/2019	104,867
301,000	3.000%, 10/1/2022	295,512
	Hess Corporation
142,000	3.500%, 7/15/2024	139,819
	Kinder Morgan Energy Partners, LP
284,000	3.450%, 2/15/2023	287,364
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	141,351
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	90,772
140,000	5.125%, 3/1/2021	145,726
	MPLX, LP
213,000	4.500%, 7/15/2023	223,388
	Nabors Industries, Inc.
525,000	5.750%, 2/1/2025	470,521
	Nabors Industries, Inc., Convertible
180,000	0.750%, 1/15/2024	128,042
	ONEOK Partners, LP
132,000	3.800%, 3/15/2020	132,779
	Parsley Energy, LLC
445,000	5.625%, 10/15/2027[g]	443,888
	PBF Holding Company, LLC
780,000	7.250%, 6/15/2025	800,670
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	147,254
	Plains All American Pipeline, LP
320,000	5.000%, 2/1/2021	328,943
325,000	6.125%, 11/15/2022[b,j]	304,688
	Precision Drilling Corporation
300,000	7.750%, 12/15/2023	308,250
160,000	5.250%, 11/15/2024	149,600
390,000	7.125%, 1/15/2026[g]	386,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Energy (3.1%) - continued
	Sabine Pass Liquefaction, LLC
$142,000	6.250%, 3/15/2022	$153,360
142,000	5.625%, 4/15/2023	153,906
	Schlumberger Holdings Corporation
230,000	3.000%, 12/21/2020[g]	230,941
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[g]	288,463
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026	1,065,900
	Sunoco Logistics Partners Operations, LP
235,000	4.400%, 4/1/2021	241,261
	Sunoco, LP
375,000	5.500%, 2/15/2026	371,250
565,000	5.875%, 3/15/2028	560,763
	Tallgrass Energy Partners, LP
1,550,000	5.500%, 1/15/2028[g]	1,551,938
	Targa Resources Partners, LP
1,100,000	5.250%, 5/1/2023	1,119,734
	Transocean Guardian, Ltd.
1,091,475	5.875%, 1/15/2024[g]	1,107,847
	W&T Offshore, Inc.
1,210,000	9.750%, 11/1/2023[g]	1,205,463
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	145,074
	Whiting Petroleum Corporation, Convertible
730,000	1.250%, 4/1/2020	705,663
	Williams Partners, LP
280,000	4.500%, 11/15/2023	294,032
	WPX Energy, Inc.
755,000	5.750%, 6/1/2026	766,325

	Total	29,760,525

Financials (7.4%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	90,751
	Aegon NV
1,080,000	2.817%, (USISDA 10Y + 0.100%), 7/15/2019[b,j]	772,200
	AIG Global Funding
288,000	2.150%, 7/2/2020[g]	285,770
	Air Lease Corporation
282,000	2.500%, 3/1/2021	279,821
	Aircastle, Ltd.
228,000	5.000%, 4/1/2023	237,048
	Ally Financial, Inc.
1,400,000	5.750%, 11/20/2025[i]	1,491,154
	American Express Company
142,000	3.375%, 5/17/2021	143,844
160,000	3.400%, 2/22/2024	162,659
	American Express Credit Corporation
142,000	2.200%, 3/3/2020	141,336
245,000	3.643%, (LIBOR 3M + 1.050%), 9/14/2020[b]	247,477
	Ares Capital Corporation
282,000	3.875%, 1/15/2020	283,371
	Athene Global Funding
211,000	4.000%, 1/25/2022[g]	216,307
	Australia and New Zealand Banking Group, Ltd.
556,000	6.750%, 6/15/2026[b,g,i,j]	588,665
	Avolon Holdings Funding, Ltd.
80,000	5.250%, 5/15/2024[g]	82,400

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (7.4%) - continued
	Banco Bilbao Vizcaya Argentaria SA
$200,000	6.125%, 11/16/2027[b,j]	$178,500
	Banco Santander SA
800,000	6.375%, 5/19/2019[b,j]	792,184
200,000	3.917%, (LIBOR 3M + 1.120%), 4/12/2023[b]	197,544
	Bank of America Corporation
282,000	2.738%, 1/23/2022[b]	280,975
284,000	3.499%, 5/17/2022[b]	287,498
276,000	3.004%, 12/20/2023[b]	275,277
282,000	3.550%, 3/5/2024[b]	286,417
633,000	3.864%, 7/23/2024[b]	650,501
160,000	3.458%, 3/15/2025[b]	161,679
	Bank of Montreal
214,000	2.100%, 6/15/2020	212,754
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	283,888
	Bank of Nova Scotia
142,000	3.201%, (LIBOR 3M + 0.440%), 4/20/2021[b]	142,510
213,000	2.700%, 3/7/2022	213,223
	Barclays Bank plc
150,000	5.140%, 10/14/2020	154,027
	Barclays plc
300,000	4.610%, 2/15/2023[b]	306,589
947,000	7.750%, 9/15/2023[b,j]	948,610
250,000	4.338%, 5/16/2024[b]	252,878
	BB&T Corporation
282,000	2.150%, 2/1/2021	279,394
	BNP Paribas SA
590,000	7.625%, 3/30/2021[b,g,j]	618,762
	BNZ International Funding, Ltd.
250,000	3.573%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	252,563
	Capital One Financial Corporation
142,000	2.500%, 5/12/2020	141,561
421,000	3.050%, 3/9/2022	423,185
	Capital One NA
290,000	2.400%, 9/5/2019	289,428
	Cboe Global Markets, Inc.
214,000	1.950%, 6/28/2019	213,572
	Central Fidelity Capital Trust I
560,000	3.787%, (LIBOR 3M + 1.000%), 4/15/2027[b]	512,400
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,369,244
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	224,734
284,000	2.450%, 1/10/2020	283,380
284,000	2.650%, 10/26/2020	283,326
153,000	2.350%, 8/2/2021	151,238
142,000	2.750%, 4/25/2022	141,447
141,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	140,457
280,000	3.142%, 1/24/2023[b]	281,049
	Citizens Bank NA
250,000	2.200%, 5/26/2020	248,167
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	372,228
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[g]	282,748
	Compass Bank
325,000	3.500%, 6/11/2021	327,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (7.4%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$282,000	3.950%, 11/9/2022	$287,274
	Credit Agricole SA
142,000	3.375%, 1/10/2022[g]	142,906
531,000	8.125%, 12/23/2025[b,g,j]	596,394
	Credit Suisse Group AG
826,000	7.500%, 7/17/2023[b,g,j]	849,747
600,000	7.500%, 12/11/2023[b,g,j]	634,466
	Credit Suisse Group Funding (Guernsey), Ltd.
284,000	3.125%, 12/10/2020	284,942
426,000	3.800%, 9/15/2022	434,119
	Danske Bank AS
250,000	5.000%, 1/12/2022[g]	256,028
	Deutsche Bank AG
141,000	2.700%, 7/13/2020	139,485
426,000	4.250%, 10/14/2021	428,143
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	98,699
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	207,666
	Discover Bank
68,000	8.700%, 11/18/2019	70,345
280,000	3.100%, 6/4/2020	280,648
	Fidelity National Financial, Inc.
235,000	5.500%, 9/1/2022	249,138
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	211,640
160,000	3.650%, 1/25/2024	163,939
	Five Corners Funding Trust
350,000	4.419%, 11/15/2023[g]	369,672
	GE Capital International Funding Company
630,000	3.373%, 11/15/2025	611,730
	General Electric Capital Corporation
160,000	3.100%, 1/9/2023	159,061
	Goldman Sachs Group, Inc.
282,000	5.375%, 5/10/2020[b,j]	284,468
284,000	5.250%, 7/27/2021	298,360
220,000	3.854%, (LIBOR 3M + 1.170%), 11/15/2021[b]	222,046
284,000	3.000%, 4/26/2022	283,863
208,000	2.876%, 10/31/2022[b]	206,291
141,000	3.649%, (LIBOR 3M + 1.050%), 6/5/2023[b]	141,174
320,000	3.625%, 2/20/2024	323,356
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[c]	2,652,372
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[g]	246,108
	Hilton Worldwide Finance, LLC
1,200,000	4.625%, 4/1/2025	1,212,000
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	95,736
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	429,829
284,000	6.875%, 6/1/2021[b,j]	296,984
290,000	4.295%, (LIBOR 3M + 1.500%), 1/5/2022[b]	296,327
388,000	6.375%, 9/17/2024[b,j]	390,425
300,000	3.803%, 3/11/2025[b]	304,542
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	186,566

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (7.4%) - continued
	Icahn Enterprises, LP
$415,000	6.750%, 2/1/2024	$432,638
530,000	6.375%, 12/15/2025	542,588
	ILFC E-Capital Trust II
2,315,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,g]	1,817,275
	ING Groep NV
710,000	6.000%, 4/16/2020[b,j]	707,657
300,000	4.100%, 10/2/2023	308,497
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	290,630
284,000	5.875%, 8/15/2022	306,290
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[g]	792,000
	J.P. Morgan Chase & Company
211,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	211,582
290,000	2.295%, 8/15/2021	286,690
725,000	4.625%, 11/1/2022[b,j]	674,250
560,000	2.972%, 1/15/2023	560,000
213,000	2.776%, 4/25/2023[b]	211,873
289,000	4.009%, (LIBOR 3M + 1.230%), 10/24/2023[b]	293,347
310,000	4.023%, 12/5/2024[b]	321,828
	KeyBank NA
250,000	1.600%, 8/22/2019	248,926
	Liberty Mutual Group, Inc.
42,000	5.000%, 6/1/2021[g]	43,537
975,000	10.750%, 6/15/2058[b,g]	1,423,500
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	257,103
300,000	5.040%, (LIBOR 3M + 2.358%), 5/17/2066[b]	258,000
	Lloyds Bank plc
1,000,000	12.000%, 12/16/2024[b,g,j]	1,199,944
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	283,330
300,000	3.900%, 3/12/2024	303,920
1,200,000	6.413%, 10/1/2035[b,g,j]	1,207,500
762,000	6.657%, 5/21/2037[b,g,j]	779,145
	Macquarie Bank, Ltd.
720,000	6.125%, 3/8/2027[b,g,j]	664,776
	Marsh & McLennan Companies, Inc.
233,000	3.875%, 3/15/2024	241,861
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[g]	1,734,840
	MGIC Investment Corporation, Convertible
1,030,000	9.000%, 4/1/2063[g]	1,324,725
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.668%, (LIBOR 3M + 1.060%), 9/13/2021[b]	252,688
142,000	2.998%, 2/22/2022	142,338
282,000	3.455%, 3/2/2023	285,983
160,000	3.407%, 3/7/2024	162,197
	Mizuho Financial Group, Inc.
250,000	3.748%, (LIBOR 3M + 1.140%), 9/13/2021[b]	252,828
	Morgan Stanley
290,000	2.800%, 6/16/2020	290,252
250,000	2.500%, 4/21/2021	248,529
282,000	5.500%, 7/28/2021	298,616
287,000	3.941%, (LIBOR 3M + 1.180%), 1/20/2022[b]	289,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (7.4%) - continued
$141,000	2.750%, 5/19/2022	$140,193
110,000	4.875%, 11/1/2022	116,136
282,000	3.125%, 1/23/2023	282,979
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	871,250
	National City Corporation
136,000	6.875%, 5/15/2019	136,681
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,j]	199,500
	Park Aerospace Holdings, Ltd.
80,000	4.500%, 3/15/2023[g]	79,600
1,120,000	5.500%, 2/15/2024[g]	1,162,000
	PNC Bank NA
282,000	2.450%, 11/5/2020	280,903
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[g]	1,483,700
	Realty Income Corporation
213,000	5.750%, 1/15/2021	222,602
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	115,890
142,000	3.800%, 8/14/2023	146,033
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	226,772
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	282,576
	Royal Bank of Scotland Group plc
1,025,000	8.625%, 8/15/2021[b,j]	1,091,625
1,145,000	5.125%, 5/28/2024	1,175,086
300,000	4.269%, 3/22/2025[b]	302,964
731,000	7.648%, 9/30/2031[b,j]	919,233
	Santander Holdings USA, Inc.
232,000	4.450%, 12/3/2021	238,908
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	287,500
	Simon Property Group, LP
345,000	2.500%, 9/1/2020	344,378
145,000	2.500%, 7/15/2021	144,629
	SITE Centers Corporation
67,000	4.625%, 7/15/2022	69,094
	Societe Generale SA
1,055,000	8.000%, 9/29/2025[b,g,i,j]	1,120,938
	Standard Chartered plc
290,000	3.813%, (LIBOR 3M + 1.130%), 8/19/2019[b,g]	290,941
	State Street Capital Trust IV
1,905,000	3.611%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,504,950
	State Street Corporation
95,000	3.583%, (LIBOR 3M + 0.900%), 8/18/2020[b]	95,957
	Sumitomo Mitsui Financial Group, Inc.
282,000	2.934%, 3/9/2021	282,713
285,000	4.281%, (LIBOR 3M + 1.680%), 3/9/2021[b]	291,064
141,000	2.784%, 7/12/2022	140,321
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	120,316
	Synchrony Financial
141,000	3.000%, 8/15/2019	141,035
35,000	3.968%, (LIBOR 3M + 1.230%), 2/3/2020[b]	35,171
156,000	3.750%, 8/15/2021	157,701
150,000	4.250%, 8/15/2024	150,986

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Financials (7.4%) - continued
	Toronto-Dominion Bank
$365,000	2.550%, 1/25/2021	$364,557
160,000	3.250%, 3/11/2024	161,985
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[g]	281,933
	USB Realty Corporation
1,940,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,j]	1,668,400
	Ventas Realty, LP
142,000	3.100%, 1/15/2023	142,045
	Wachovia Capital Trust II
307,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	282,440
	Wells Fargo & Company
280,000	2.100%, 7/26/2021	275,627
144,000	2.625%, 7/22/2022	142,980
287,000	3.889%, (LIBOR 3M + 1.110%), 1/24/2023[b]	289,849
335,000	3.974%, (LIBOR 3M + 1.230%), 10/31/2023[b]	340,366
156,000	3.750%, 1/24/2024	160,593
	Welltower, Inc.
213,000	4.950%, 1/15/2021	219,490
	Westpac Banking Corporation
375,000	3.533%, (LIBOR 3M + 0.850%), 8/19/2021[b]	378,550

	Total	71,143,751

Mortgage-Backed Securities (7.6%)
	Federal Home Loan Mortgage Corporation
4,800,890	3.500%, 8/15/2035, Ser. 345, Class C8[k]	703,765
	Federal Home Loan Mortgage Corporation - REMIC
4,590,410	3.000%, 5/15/2027, Ser. 4046, Class GIk	339,966
3,992,693	2.500%, 2/15/2028, Ser. 4161, Class UIk	268,790
2,988,305	3.000%, 4/15/2033, Ser. 4203, Class DIk	240,712
	Federal National Mortgage Association
12,335,560	3.000%, 11/25/2027, Ser. 2012-121, Class BIk	975,054
	Federal National Mortgage Association - REMIC
4,802,437	3.000%, 7/25/2027, Ser. 2012-74, Class AIk	365,579
7,817,592	3.000%, 7/25/2027, Ser. 2012-73, Class DIk	643,147
4,762,873	3.500%, 9/25/2027, Ser. 2012-98, Class YIk	440,141
6,481,899	3.000%, 12/25/2027, Ser. 2012-139, Class DIk	506,797
2,662,273	3.000%, 2/25/2028, Ser. 2013-2, Class GIk	215,556
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
24,175,000	4.000%, 4/1/2049[e]	24,868,143
30,575,000	4.500%, 4/1/2049[e]	31,856,970
11,700,000	5.000%, 4/1/2049[e]	12,370,693

	Total	73,795,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Technology (1.9%)
	Apple, Inc.
$284,000	2.850%, 5/6/2021	$285,822
284,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	285,787
282,000	2.400%, 1/13/2023	280,012
	Baidu, Inc.
143,000	3.000%, 6/30/2020	142,938
	Broadcom Corporation
288,000	2.650%, 1/15/2023	280,480
	CommScope Technologies Finance, LLC
965,000	6.000%, 6/15/2025[g]	938,173
	Cypress Semiconductor Corporation, Convertible
883,000	4.500%, 1/15/2022	1,128,099
	Dell International, LLC/ EMC Corporation
160,000	4.000%, 7/15/2024[g]	161,220
	Diamond 1 Finance Corporation
284,000	5.450%, 6/15/2023[g]	302,657
	Electronics For Imaging, Inc., Convertible
202,000	2.250%, 11/15/2023[g]	206,951
	Equinix, Inc.
950,000	5.750%, 1/1/2025	985,031
	Fidelity National Information Services, Inc.
51,000	3.625%, 10/15/2020	51,542
375,000	2.250%, 8/15/2021	368,450
	Harland Clarke Holdings Corporation
990,000	8.375%, 8/15/2022[g]	892,683
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	368,405
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[g,i]	841,882
	Intel Corporation
160,000	1.700%, 5/19/2021	157,279
95,000	3.100%, 7/29/2022	96,713
	Intel Corporation, Convertible
756,000	3.250%, 8/1/2039	1,984,954
	j2 Global, Inc., Convertible
328,000	3.250%, 6/15/2029	437,393
	Marvell Technology Group, Ltd.
142,000	4.200%, 6/22/2023	144,847
	Microchip Technology, Inc., Convertible
244,000	1.625%, 2/15/2027	267,863
	Microsoft Corporation
284,000	2.400%, 2/6/2022	283,760
	NetApp, Inc.
211,000	2.000%, 9/27/2019	210,116
	Nuance Communications, Inc., Convertible
1,696,000	1.250%, 4/1/2025	1,678,073
	ON Semiconductor Corporation, Convertible
335,000	1.625%, 10/15/2023	412,336
	Oracle Corporation
95,000	2.500%, 5/15/2022	94,522
	Plantronics, Inc.
740,000	5.500%, 5/31/2023[g]	741,850
	Red Hat, Inc., Convertible
128,000	0.250%, 10/1/2019	317,649
	Seagate HDD Cayman
535,000	4.750%, 1/1/2025	522,453

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Technology (1.9%) - continued
	SS&C Technologies, Inc.
$920,000	5.500%, 9/30/2027[g]	$929,200
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	94,261
	Verint Systems, Inc., Convertible
963,000	1.500%, 6/1/2021	1,060,987
	Vishay Intertechnology, Inc., Convertible
350,000	2.250%, 6/15/2025[g]	325,650
	VMware, Inc.
141,000	2.300%, 8/21/2020	139,711
	Western Digital Corporation
1,270,000	4.750%, 2/15/2026[i]	1,211,263

	Total	18,631,012

Transportation (0.4%)
	Delta Air Lines, Inc.
213,000	2.875%, 3/13/2020	212,611
17,643	4.950%, 11/23/2020	17,685
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	95,942
	Meritor, Inc., Convertible
187,000	3.250%, 10/15/2037	179,950
	Penske Truck Leasing Company, LP
160,000	3.375%, 2/1/2022[g]	160,669
	Ryder System, Inc.
305,000	3.500%, 6/1/2021	308,763
	Union Pacific Corporation
213,000	3.750%, 7/15/2025	221,624
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	89,874
	United Continental Holdings, Inc.
1,190,000	4.250%, 10/1/2022	1,193,344
	XPO Logistics, Inc.
638,000	6.500%, 6/15/2022[g]	652,036
390,000	6.125%, 9/1/2023[g]	392,438

	Total	3,524,936

Utilities (1.0%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	141,253
	Ameren Corporation
90,000	2.700%, 11/15/2020	89,609
	Berkshire Hathaway Energy Company
275,000	2.400%, 2/1/2020	274,504
	Calpine Corporation
870,000	6.000%, 1/15/2022[g]	879,787
520,000	5.375%, 1/15/2023	520,650
	CenterPoint Energy, Inc.
142,000	2.500%, 9/1/2022	139,097
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	140,784
	Dominion Energy, Inc.
282,000	2.579%, 7/1/2020	280,471
	DTE Energy Company
232,000	3.300%, 6/15/2022	234,011
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	278,773
	Edison International
142,000	2.125%, 4/15/2020	140,920
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	149,706
	Eversource Energy
141,000	2.500%, 3/15/2021	140,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.0%)	Value
Utilities (1.0%) - continued
	Exelon Generation Company, LLC
$144,000	5.200%, 10/1/2019	$145,599
213,000	2.950%, 1/15/2020	212,762
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	212,569
	Fortis, Inc.
250,000	2.100%, 10/4/2021	244,588
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	120,000
	NextEra Energy Operating Partners, LP
1,200,000	4.500%, 9/15/2027[g]	1,170,000
	NiSource, Inc.
230,000	3.650%, 6/15/2023	234,081
1,500,000	5.650%, 6/15/2023[b,j]	1,462,500
	Pinnacle West Capital Corporation
141,000	2.250%, 11/30/2020	139,506
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	351,756
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	59,730
	Southern Company
141,000	2.350%, 7/1/2021	139,371
	TerraForm Power Operating, LLC
1,110,000	5.000%, 1/31/2028[g]	1,071,150
	TransCanada Trust
975,000	5.875%, 8/15/2076[b]	989,186

	Total	9,962,561

	Total Long-Term Fixed Income (cost $459,259,876)	463,165,743

Shares	Common Stock (27.1%)	Value
Communications Services (1.6%)
5,405	Activision Blizzard, Inc.	246,090
1,276	Alphabet, Inc., Class Al	1,501,712
1,353	Alphabet, Inc., Class Cl	1,587,488
18,101	AT&T, Inc.	567,647
98,758	Auto Trader Group plc[g]	671,695
7,160	CBS Corporation	340,315
1,049	Charter Communications, Inc.[l]	363,909
35,830	Comcast Corporation	1,432,483
19,396	DISH Network Corporation[l]	614,659
7,131	Facebook, Inc.[l]	1,188,666
1,653	Ipsos SA	41,396
85,657	ITV plc	141,930
152,951	KCOM Group plc	140,046
29,400	KDDI Corporation	633,197
58	Lyft, Inc.[l]	4,541
50,236	Mediaset Espana Comunicacion SA	375,400
3,096	News Corporation, Class B	38,669
4,201	Rightmove plc	27,934
21,999	Seven West Media, Ltd.[l]	7,681
52,818	Telenor ASA	1,057,625
212,980	Telstra Corporation, Ltd.	502,221
3,738	Tencent Holdings, Ltd., ADR	171,873
17,600	TV Asahi Holdings Corporation	309,632
21,897	Twitter, Inc.[l]	719,973
39,070	Verizon Communications, Inc.	2,310,209
3,964	Wolters Kluwer NV	270,066

	Total	15,267,057

Consumer Discretionary (2.6%)
1,193	Amazon.com, Inc.[l]	2,124,435

Shares	Common Stock (27.1%)	Value
Consumer Discretionary (2.6%) - continued
25,452	American Axle & Manufacturing Holdings, Inc.[l]	$364,218
2,100	AOKI Holdings, Inc.	22,010
1,900	Aoyama Trading Company, Ltd.	43,223
5,872	Aptiv plc	466,765
2,500	Autobacs Seven Company, Ltd.	41,568
29,311	Barratt Developments plc	228,959
7,400	Benesse Holdings, Inc.	192,572
11,730	Berkeley Group Holdings plc	563,922
413	Booking Holdings, Inc.[l]	720,648
1,364	Bovis Homes Group plc	18,908
12,300	Bridgestone Corporation	473,962
1,589	Bright Horizons Family Solutions, Inc.[l]	201,978
31,831	Bunzl plc	1,050,621
2,978	Burberry Group plc	75,900
33,676	Caesars Entertainment Corporation[l]	292,644
12,061	Carnival plc	596,151
1,474	Century Casinos, Inc.[l]	13,354
3,967	Children’s Place, Inc.[i]	385,910
2,700	Chiyoda Company, Ltd.	43,463
2,058	Cie Generale des Etablissements Michelin	243,142
60,500	Citizen Watch Company, Ltd.	338,072
1,773	Compass Group plc	41,716
4,062	Core-Mark Holding Company, Inc.	150,822
5,810	Countryside Properties plc[g]	24,593
7,653	Crocs, Inc.[l]	197,065
7,474	D.R. Horton, Inc.	309,274
19,800	Denso Corporation	773,571
1,266	Emerald Expositions Events, Inc.	16,078
6,380	Etsy, Inc.[l]	428,864
1,200	Exedy Corporation	26,068
3,900	Expedia Group, Inc.	464,100
3,142	G-III Apparel Group, Ltd.[l]	125,554
4,449	Gildan Activewear, Inc.	159,969
12,373	Harley-Davidson, Inc.	441,221
6,440	Home Depot, Inc.	1,235,772
3,800	Honda Motor Company, Ltd.	103,211
13,474	Inchcape plc	100,257
4,432	Las Vegas Sands Corporation	270,175
18,680	Lowe’s Companies, Inc.	2,044,900
2,900	Lululemon Athletica, Inc.[l]	475,223
10,940	Magna International, Inc.	532,669
35,333	Marks and Spencer Group plc	128,234
1,353	McDonald’s Corporation	256,935
30,725	Moneysupermarket.com Group plc	148,963
1,386	Netflix, Inc.l	494,192
19,900	NHK Spring Company, Ltd.	179,080
8,197	NIKE, Inc.	690,269
139,800	Nissan Motor Company, Ltd.	1,148,058
7,425	Norwegian Cruise Line Holdings, Ltd.[l]	408,078
2,500	Onward Holdings Company, Ltd.	13,236
1,997	Oxford Industries, Inc.	150,294
1,512	Peugeot SA	36,895
1,900	Plenus Company, Ltd.	30,332
11,178	Red Rock Resorts, Inc.	288,951
27,022	Redrow plc	211,739
3,300	RHi,l	339,735
5,200	Sangetsu Company, Ltd.	94,506
75,100	Sekisui House, Ltd.	1,244,517
1,500	SHIMAMURA Company, Ltd.	127,128
3,559	SmartCentres Real Estate Investment Trust	93,239
3,290	Starbucks Corporation	244,579
45,500	Sumitomo Rubber Industries, Ltd.	546,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (27.1%)	Value
Consumer Discretionary (2.6%) - continued
8,488	Super Retail Group, Ltd.	$48,461
1,000	Takara Standard Company, Ltd.	15,337
32,967	Taylor Wimpey plc	75,402
14,305	Toll Brothers, Inc.	517,841
24,200	Toyoda Gosei Company, Ltd.	513,792
500	TS Tech Company, Ltd.	14,435
2,100	United Arrows, Ltd.	73,153
3,460	WH Smith plc	95,721
68,800	Yahoo Japan Corporation	168,742
4,904	Zumiez, Inc.[l]	122,061

	Total	24,943,915

Consumer Staples (1.8%)
2,992	Altria Group, Inc.	171,831
3,100	Arcs Company, Ltd.	68,284
12,225	Bunge, Ltd.	648,781
4,040	Carlsberg AS	505,195
2,569	Casey’s General Stores, Inc.	330,810
13,915	Colgate-Palmolive Company	953,734
27,978	Cott Corporation	408,759
19,029	Empire Company, Ltd.	411,950
4,010	ForFarmers BV	32,991
972	Glanbia plc	19,016
30,998	Hain Celestial Group, Inc.[l]	716,674
35,476	Imperial Brands plc	1,213,540
65,300	Japan Tobacco, Inc.	1,617,339
3,975	John B. Sanfilippo & Son, Inc.	285,683
3,180	Kimberly-Clark Corporation	394,002
24,475	Koninklijke Ahold Delhaize NV	651,620
619	L’Oreal SA	166,692
1,000	Ministop Company, Ltd.	15,488
8,210	Monster Beverage Corporation[l]	448,102
13,701	PepsiCo, Inc.	1,679,057
8,786	Philip Morris International, Inc.	776,594
8,800	Sugi Holdings Company, Ltd.	388,352
8,900	Sundrug Company, Ltd.	245,626
32,362	SunOpta, Inc.[i,l]	111,972
14,566	Swedish Match AB	743,199
7,900	TreeHouse Foods, Inc.[l]	509,945
300	TSURUHA Holdings, Inc.	24,433
9,069	Turning Point Brands, Inc.	417,990
17,554	Unilever NV	1,023,428
25,457	Unilever plc	1,465,379
16,533	Wal-Mart Stores, Inc.	1,612,463

	Total	18,058,929

Energy (1.8%)
17,152	BP plc ADR	749,885
69,348	Callon Petroleum Company[l]	523,577
15,850	Chevron Corporation	1,952,403
14,304	Contura Energy, Inc.[l]	828,488
3,525	Diamondback Energy, Inc.	357,893
43,050	Enbridge, Inc.	1,560,993
69,050	Enterprise Products Partners, LP	2,009,355
2,680	EQT Corporation	55,583
45,282	Euronav NVi	369,048
16,225	Exxon Mobil Corporation	1,310,980
644	Gaztransport Et Technigaz SA	58,621
16,269	Halliburton Company	476,682
49,590	Marathon Oil Corporation	828,649
11,671	Marathon Petroleum Corporation	698,509
10,027	Nine Energy Service, Inc.[l]	227,112
28,877	Pacific Drilling SAl	409,476
1,479	Par Pacific Holdings, Inc.l	26,341
24,725	Patterson-UTI Energy, Inc.	346,645
5,311	Pioneer Natural Resources Company	808,759

Shares	Common Stock (27.1%)	Value
Energy (1.8%) - continued
1,936	Royal Dutch Shell plc, Class A	$60,841
42,780	Royal Dutch Shell plc, Class B	1,352,094
5,529	Talos Energy, Inc.[l]	146,850
60,000	Williams Companies, Inc.	1,723,200
26,941	WPX Energy, Inc.[l]	353,197

	Total	17,235,181

Financials (4.9%)
7,897	Aareal Bank AG	243,869
1,861	AB Industrivarden	39,026
12,970	Aflac, Inc.	648,500
2,056	Allianz SE	458,177
9,399	Allstate Corporation	885,198
21,100	Ally Financial, Inc.	580,039
3,916	American Express Company	428,019
6,998	American Financial Group, Inc.	673,278
7,290	American International Group, Inc.	313,907
221,270	Ares Capital Corporation	3,792,568
1,541	Argo Group International Holdings, Ltd.	108,887
28,565	Assured Guaranty, Ltd.	1,269,143
32,669	Banca Monte dei Paschi di Siena SPA[i,l]	45,744
9,091	BancorpSouth Bank	256,548
115,047	Bank of America Corporation	3,174,147
384	Bank of Marin Bancorp	15,625
375	Bank of New York Mellon Corporation	18,911
18,604	Bankinter SA	141,795
4,244	Berkshire Hathaway, Inc.[l]	852,577
17,620	Blackstone Group, LP	616,171
1,853	BOK Financial Corporation	151,112
10,745	BrightSphere Investment Group	145,702
16,237	Capital One Financial Corporation	1,326,401
6,064	Charles Schwab Corporation	259,297
4,100	Chubb, Ltd.	574,328
46,982	CI Financial Corporation	641,263
44,882	Citigroup, Inc.	2,792,558
22,728	CNP Assurances	500,428
10,261	Comerica, Inc.	752,337
1,543	Community Trust Bancorp, Inc.	63,356
5,855	Deutsche Pfandbriefbank AGg	71,834
33,702	Direct Line Insurance Group plc	155,038
8,298	Discover Financial Services	590,486
17,351	DnB ASA	319,602
3,865	Dynex Capital, Inc.	23,538
15,468	E*TRADE Financial Corporation	718,179
2,536	Ellington Residential Mortgage REIT	30,178
1,486	Enterprise Financial Services Corporation	60,584
10,491	Euronext NVg	665,591
384	FBL Financial Group, Inc.	24,084
33,690	Fifth Third Bancorp	849,662
461	Financial Institutions, Inc.	12,530
22,113	Finecobank Banca Fineco SPA	291,347
3,210	First Busey Corporation	78,324
104	First Citizens BancShares, Inc.	42,349
418	First Defiance Financial Corporation	12,013
177	First Financial Corporation	7,434
5,869	First Interstate BancSystem, Inc.	233,704
298	First Mid-Illinois Bancshares, Inc.	9,929
5,350	First Republic Bank	537,461
80,907	FlexiGroup, Ltd.	79,724
10,127	Genworth MI Canada, Inc.[i]	306,837
1,259	Goldman Sachs Group, Inc.	241,715
210,823	Golub Capital BDC, Inc.	3,769,515
1,986	Great Southern Bancorp, Inc.	103,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (27.1%)	Value
Financials (4.9%) - continued
4,772	Hamilton Lane, Inc.	$207,964
7,268	Hancock Whitney Corporation	293,627
290	Hannover Rueckversicherung SE	41,671
16,207	Hartford Financial Services Group, Inc.	805,812
20,503	Heritage Commerce Corporation	248,086
1,202	Hometrust Bancshares, Inc.	30,290
4,455	Horace Mann Educators Corporation	156,861
4,570	Houlihan Lokey, Inc.	209,534
27,200	Huntington Bancshares, Inc.	344,896
4,113	IBERIABANK Corporation	294,943
543	Independent Bank Corporation	11,674
4,147	Intercontinental Exchange, Inc.	315,753
11,387	Investor AB	513,290
8,264	J.P. Morgan Chase & Company	836,565
4,376	Kemper Corporation	333,189
40,380	KeyCorp	635,985
807	Lakeland Bancorp, Inc.	12,049
140,998	Lloyds TSB Group plc	114,234
48,280	Manulife Financial Corporation	816,499
614	Markel Corporation[l]	611,691
296,279	Medibank Private, Ltd.	581,558
10,722	Meridian Bancorp, Inc.	168,228
11,360	MetLife, Inc.	483,595
3,980	MidWestOne Financial Group, Inc.	108,455
9,450	Morgan Stanley	398,790
1,897	National Bank Holdings Corporation	63,094
4,131	National Bank of Canada	186,434
2,524	Paragon Banking Group plc	14,327
3,868	Pargesa Holding SA	303,349
13,141	PCSB Financial Corporation	257,169
330	Peapack-Gladstone Financial Corporation	8,653
3,060	Primerica, Inc.	373,779
141	Provident Financial Services, Inc.	3,650
3,720	Prudential Financial, Inc.	341,794
268	QCR Holdings, Inc.	9,091
19,400	Radian Group, Inc.	402,356
7,250	Raymond James Financial, Inc.	582,973
831	S&P Global, Inc.	174,967
2,686	Sandy Spring Bancorp, Inc.	84,018
10,063	Santander Consumer USA Holdings Inc.	212,631
9,818	Seacoast Banking Corporation of Florida[l]	258,704
2,800	Senshu Ikeda Holdings, Inc.	7,192
30,156	SLM Corporation	298,846
4,100	State Auto Financial Corporation	134,972
3,527	State Street Corporation	232,112
3,229	Stifel Financial Corporation	170,362
9,286	Synovus Financial Corporation	319,067
4,422	Topdanmark AS	220,927
5,598	TrustCo Bank Corporation	43,440
11,080	U.S. Bancorp	533,945
5,711	United Community Banks, Inc.	142,375
273	Washington Trust Bancorp, Inc.	13,145
7,969	Wells Fargo & Company	385,062
1,003	Wintrust Financial Corporation	67,532
36,022	Zions Bancorporations NA	1,635,759

	Total	47,060,606

Health Care (3.8%)
3,263	Abbott Laboratories	260,844
9,478	Agilent Technologies, Inc.	761,842
5,836	Amgen, Inc.	1,108,723
3,313	Amplifon SPA	64,654

Shares	Common Stock (27.1%)	Value
Health Care (3.8%) - continued
5,912	Anthem, Inc.	$1,696,626
3,277	Baxter International, Inc.	266,453
1,021	Becton, Dickinson and Company	254,974
2,886	Biogen, Inc.[l]	682,193
2,195	BioMarin Pharmaceutical, Inc.[l]	194,982
6,100	Catalent, Inc.[l]	247,599
5,401	Cigna Holding Company	868,589
17,726	CVS Health Corporation	955,963
15,405	Danaher Corporation	2,033,768
5,411	Edwards Lifesciences Corporation[l]	1,035,287
19,638	Gilead Sciences, Inc.	1,276,666
2,201	GN Store Nord AS	102,220
26,584	Halozyme Therapeutics, Inc.[l]	428,002
3,574	Illumina, Inc.[l]	1,110,406
617	Intuitive Surgical, Inc.[l]	352,048
3,200	Jazz Pharmaceuticals, Inc.[l]	457,440
20,807	Johnson & Johnson	2,908,611
1,400	KYORIN Holdings, Inc.	27,357
3,889	LHC Group, Inc.[l]	431,135
2,625	Ligand Pharmaceuticals, Inc.[l]	329,989
428	LNA Sante	22,517
580	Magellan Health Services, Inc.[l]	38,234
18,250	Medtronic plc	1,662,210
24,930	Merck & Company, Inc.	2,073,428
1,193	Neurocrine Biosciences, Inc.[l]	105,103
20,323	Novartis AG	1,953,437
37,822	Novo Nordisk AS	1,976,781
2,889	Omnicell, Inc.[l]	233,547
9,161	Optinose, Inc.[i,l]	94,358
3,420	PerkinElmer, Inc.	329,551
32,865	Pfizer, Inc.	1,395,777
967	Recordati SPA	37,680
5,986	Roche Holding AG	1,649,471
7,229	Syneos Health, Inc.[l]	374,173
1,036	Teleflex, Inc.	313,038
34,754	Teva Pharmaceutical Industries, Ltd. ADR[l]	544,943
4,880	Thermo Fisher Scientific, Inc.	1,335,754
9,688	UnitedHealth Group, Inc.	2,395,455
3,650	Universal Health Services, Inc.	488,260
15,550	Valeant Pharmaceuticals International, Inc.[l]	384,085
1,512	Vertex Pharmaceuticals, Inc.[l]	278,132
1,522	West Pharmaceutical Services, Inc.	167,724
13,193	Wright Medical Group NVi,l	414,920
3,725	Zoetis, Inc.	374,996

	Total	36,499,945

Industrials (3.4%)
1,939	3M Company	402,885
17,071	ACS Actividades de Construccion y Servicios, SA	750,477
2,550	Acuity Brands, Inc.	306,025
12,180	AGCO Corporation	847,119
8,726	AMETEK, Inc.	723,996
7,571	Arcosa, Inc.	231,294
28,245	Atlas Copco AB, Class A	759,820
25,203	Atlas Copco AB, Class B	625,095
814	AZZ, Inc.	33,317
2,543	Boeing Company	969,951
5,427	Brink’s Company	409,250
2,639	BWX Technologies, Inc.	130,842
1,200	CBIZ, Inc.[l]	24,288
2,970	CIA De Distribucion Integral	69,983
3,537	Crane Company	299,301
15,793	CSX Corporation	1,181,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (27.1%)	Value
Industrials (3.4%) - continued
4,362	Curtiss-Wright Corporation	$494,389
15,550	Delta Air Lines, Inc.	803,157
4,475	Dycom Industries, Inc.[l]	205,581
6,635	EMCOR Group, Inc.	484,886
9,330	Emerson Electric Company	638,825
5,788	Encore Wire Corporation	331,189
1,598	Federal Signal Corporation	41,532
2,041	Ferguson plc	129,994
4,076	General Dynamics Corporation	689,985
360	Gorman-Rupp Company	12,218
1,973	Granite Construction, Inc.	85,135
37,331	GWA Group, Ltd.	84,449
7,100	Hino Motors, Ltd.	59,939
3,900	Hitachi Zosen Corporation	12,003
612	Hochtief AG	88,674
15,588	Honeywell International, Inc.	2,477,245
2,214	Hubbell, Inc.	261,208
4,250	Huntington Ingalls Industries, Inc.	880,600
1,645	IDEX Corporation	249,612
1,525	Illinois Tool Works, Inc.	218,883
4,700	Inaba Denki Sangyo Company, Ltd.	182,184
7,470	Ingersoll-Rand plc	806,387
27,067	KeyW Holding Corporation[l]	233,318
6,319	Koninklijke Philips NV	258,180
5,171	Lincoln Electric Holdings, Inc.	433,692
2,596	Lockheed Martin Corporation	779,215
6,600	Marubeni Corporation	45,760
1,941	Masonite International Corporation[l]	96,836
16,995	Meggitt plc	111,412
3,600	Mitsuboshi Belting, Ltd.	64,160
4,000	Mitsui & Company, Ltd.	62,242
24,674	MRC Global, Inc.[l]	431,302
400	Nachi-Fujikoshi Corporation	16,148
14,507	National Express Group plc	76,713
12,000	Nitto Kogyo Corporation	240,658
6,161	Nobina ABg	39,719
5,411	Norfolk Southern Corporation	1,011,262
4,414	Northgate plc	21,501
3,664	Oshkosh Corporation	275,276
28,850	PageGroup plc	176,742
2,594	Parker Hannifin Corporation	445,182
16,246	Primoris Services Corporation	335,967
2,613	Raven Industries, Inc.	100,261
1,390	Raytheon Company	253,091
3,731	Regal-Beloit Corporation	305,457
40,861	RELX plc	874,400
10,604	Ritchie Brothers Auctioneers, Inc.	360,536
667	Rockwool International AS	156,420
19,159	Sandvik AB	311,604
3,271	Schindler Holding AG, Participation Certificate	678,723
27,065	SKF ABi	450,289
19,100	Southwest Airlines Company	991,481
1,916	Spirax-Sarco Engineering plc	179,565
1,262	SPX FLOW, Inc.[l]	40,258
798	Standex International Corporation	58,573
2,800	Sumitomo Corporation	38,820
63,900	Sumitomo Electric Industries, Ltd.	850,067
1,800	Taikisha, Ltd.	54,804
2,100	Teijin, Ltd.	34,726
4,800	Toppan Forms Company, Ltd.	41,050
4,712	Transcontinental, Inc.	58,990
1,916	TransUnion	128,065
3,700	Tsubakimoto Chain Company	132,421
89	UniFirst Corporation	13,662
6,900	United Continental Holdings, Inc.[l]	550,482

Shares	Common Stock (27.1%)	Value
Industrials (3.4%) - continued
4,370	United Parcel Service, Inc.	$488,304
16,547	United Technologies Corporation	2,132,743
1,516	Valmont Industries, Inc.	197,232
4,850	Verisk Analytics, Inc.	645,050
4,485	WABCO Holdings, Inc.[l]	591,258
3,879	Waste Connections, Inc.	343,641
2,100	Yuasa Trading Company, Ltd.	59,325

	Total	33,279,933

Information Technology (4.8%)
4,336	Accenture plc	763,223
51,776	Advanced Micro Devices, Inc.[l]	1,321,324
11,500	Akamai Technologies, Inc.[l]	824,665
3,900	Alliance Data Systems Corporation	682,422
10,139	Amadeus IT Holding SA	812,634
7,994	Amphenol Corporation	754,953
3,629	ANSYS, Inc.[l]	663,055
13,306	Apple, Inc.	2,527,475
1,073	Arista Networks, Inc.[l]	337,416
2,631	Autodesk, Inc.[l]	409,962
5,868	Automatic Data Processing, Inc.	937,354
2,922	Blackline, Inc.[l]	135,347
2,238	Booz Allen Hamilton Holding Corporation	130,117
38,100	Canon, Inc.	1,106,236
8,614	Capgemini SA	1,045,244
19,432	CGI, INC.[l]	1,335,891
21,632	Ciena Corporation[l]	807,739
99,007	Cisco Systems, Inc.	5,345,388
10,363	Clearwater Energy, Inc., Class A	150,678
9,127	Cognizant Technology Solutions Corporation	661,251
29,695	Computershare, Ltd.	360,980
7,500	DocuSign, Inc.[l]	388,800
16,129	Dolby Laboratories, Inc.	1,015,643
2,350	Euronet Worldwide, Inc.[l]	335,086
2,202	Guidewire Software, Inc.[l]	213,946
36,755	Halma plc	801,335
5,450	International Business Machines Corporation	768,995
418	Jenoptik AG	15,607
4,250	KLA-Tencor Corporation	507,493
568	Kulicke and Soffa Industries, Inc.	12,558
1,729	Lam Research Corporation	309,508
14,714	Lattice Semiconductor Corporation[l]	175,538
5,201	M/A-COM Technology Solutions Holdings, Inc.[l]	86,909
6,382	MasterCard, Inc.	1,502,642
41,482	Micron Technology, Inc.[l]	1,714,451
36,388	Microsoft Corporation	4,291,601
926	Monolithic Power Systems, Inc.	125,464
3,924	Motorola Solutions, Inc.	551,008
8,672	National Instruments Corporation	384,690
6,300	NEC Networks & System Integration Corporation	152,431
31,104	ON Semiconductor Corporation[l]	639,809
38,702	Oracle Corporation	2,078,684
5,000	Otsuka Corporation	187,062
4,854	PayPal Holdings, Inc.[l]	504,039
2,216	Pegasystems, Inc.	144,040
6,354	Plexus Corporation[l]	387,276
1,170	Q2 Holdings, Inc.[l]	81,034
1,799	Red Hat, Inc.[l]	328,677
3,030	Rogers Corporation[l]	481,406
2,400	Ryoyo Electro Corporation	35,111
5,747	SailPoint Technologies Holdings, Inc.[l]	165,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (27.1%)	Value
Information Technology (4.8%) - continued
5,541	Salesforce.com, Inc.[l]	$877,528
33,000	Shinko Electric Industries Company, Ltd.	253,617
7,671	Synopsys, Inc.[l]	883,316
10,450	Teradata Corporation[l]	456,143
10,550	Teradyne, Inc.	420,312
15,660	Texas Instruments, Inc.	1,661,056
1,300	Tokyo Seimitsu Company, Ltd.	33,189
5,999	Verint Systems, Inc.[l]	359,100
8,491	Virtusa Corporation[l]	453,844
5,362	Visa, Inc.	837,491
2,751	Xilinx, Inc.	348,799

	Total	46,083,646

Materials (1.2%)
12,140	Alcoa Corporation[l]	341,862
1,510	Balchem Corporation	140,128
8,350	Ball Corporation	483,131
47,702	BHP Group plc	1,150,911
27,689	BHP Group, Ltd.	756,834
784	Boliden AB	22,343
13,360	CF Industries Holdings, Inc.	546,157
3,832	Chemours Company	142,397
300	Daido Steel Company, Ltd.	11,875
10,350	Eastman Chemical Company	785,358
1,573	Evonik Industries AG	42,926
938	Fuchs Petrolub SE	38,721
12,215	Granges AB	125,951
8,715	Hexpol AB	73,516
3,100	Hokuetsu Corporation	18,146
23,400	JFE Holdings, Inc.	398,287
18,000	JSR Corporation	280,047
1,133	Kadant, Inc.	99,659
1,096	Kaiser Aluminum Corporation	114,784
5,474	Koninklijke DSM NV	597,133
11,900	Kyoei Steel, Ltd.[i]	170,074
2,000	Lintec Corporation	43,364
9,954	Methanex Corporation	565,984
410	Minerals Technologies, Inc.	24,104
33,600	Mitsubishi Gas Chemical Company, Inc.	481,272
10,300	Nippon Kayaku Company, Ltd.	121,934
700	Nippon Light Metal Holdings Company, Ltd.	1,540
42,400	Nippon Steel & Sumitomo Metal Corporation	750,507
3,203	OMNOVA Solutions, Inc.[l]	22,485
22,200	Owens-Illinois, Inc.	421,356
26,647	Sandfire Resources NL	130,970
700	Sanyo Special Steel Company, Ltd.	14,377
5,008	Scotts Miracle-Gro Company	393,529
2,255	SSAB AB, Class A	8,122
13,750	Steel Dynamics, Inc.	484,963
1,700	Taiyo Holdings Company, Ltd.	56,126
8,200	Toagosei Company, Ltd.	86,868
2,029	United States Lime & Minerals, Inc.	156,476
32,810	UPM-Kymmene Oyj	958,283
15,234	Verso Corporation[l]	326,312

	Total	11,388,812

Real Estate (0.7%)
4,027	Alexandria Real Estate Equities, Inc.	574,089
2,521	American Campus Communities, Inc.	119,949
6,343	Camden Property Trust	643,815
1,680	Castellum AB	32,601
3,062	Choice Properties REIT	32,216

Shares	Common Stock (27.1%)	Value
Real Estate (0.7%) - continued
1,208	CoreSite Realty Corporation	$129,280
11,889	Cousins Properties, Inc.	114,848
7,100	Daito Trust Construction Company, Ltd.	990,577
1,548	Deutsche EuroShop AG	46,967
3,276	Digital Realty Trust, Inc.	389,844
14,786	Duke Realty Corporation	452,156
6,629	Granite REIT	316,730
2,958	H&R REIT	51,818
19,926	Host Hotels & Resorts, Inc.	376,601
70,000	Hysan Development Company, Ltd.	375,214
8,076	Klepierre SA	282,573
336,079	Mirvac Group	656,500
8,620	Physicians Realty Trust	162,142
7,425	QTS Realty Trust, Inc.	334,051
7,390	Quebecor, Inc.	181,162
22,000	Road King Infrastructure, Ltd.	49,944
17,761	Scentre Group	51,846
4,000	Swire Pacific, Ltd.	51,524
5,761	Terreno Realty Corporation	242,192
83,119	Vicinity Centres	153,468
50,700	Wing Tai Holdings, Ltd.	76,029

	Total	6,888,136

Utilities (0.5%)
50,197	AGL Energy, Ltd.	775,935
10,200	Alliant Energy Corporation	480,726
8,600	CMS Energy Corporation	477,644
32,366	Enagas SA	942,257
5,750	Entergy Corporation	549,873
10,217	Exelon Corporation	512,178
2,925	New Jersey Resources Corporation	145,636
2,057	NorthWestern Corporation	144,833
4,979	PNM Resources, Inc.	235,706
7,250	Public Service Enterprise Group, Inc.	430,723
1,905	Southwest Gas Holdings, Inc.	156,705
495	Unitil Corporation	26,814

	Total	4,879,030

	Total Common Stock (cost $244,889,697)	261,585,190

Shares	Registered Investment Companies (5.8%)	Value
Affiliated (4.9%)
4,990,485	Thrivent Core Emerging Markets Debt Fund	47,409,606

	Total	47,409,606

Unaffiliated (0.9%)
95,000	Invesco Senior Loan ETF	2,150,800
2,831	iShares Dow Jones U.S. Real Estate Index Fund ETF	246,410
7,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	833,420
1,930	iShares Russell 2000 Index Fund	295,464
1,433	iShares Russell 2000 Value Index Fund	171,817
2,678	SPDR S&P Retail ETF[i]	120,537
963	SPDR S&P Semiconductor ETF	75,605
478	VanEck Vectors Semiconductor ETF	50,826
22,718	Vanguard Real Estate ETF	1,974,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Registered Investment Companies (5.8%)	Value
Unaffiliated (0.9%) - continued
34,500	Vanguard Short-Term Corporate Bond ETF	$2,751,720

	Total	8,671,020

	Total Registered Investment Companies (cost $56,743,173)	56,080,626

Shares	Preferred Stock (1.7%)	Value
Consumer Staples (0.2%)
31,000	CHS, Inc., 6.750%[b,j]	800,730
42,600	CHS, Inc., 7.100%[b,j]	1,130,178

	Total	1,930,908

Energy (0.4%)
255,540	Crestwood Equity Partners, LP, 9.250%[j]	2,379,026
56,805	NuStar Logistics, LP, 9.521%[b]	1,428,078

	Total	3,807,104

Financials (0.8%)
8,335	Agribank FCB, 6.875%[b,j]	858,505
12,970	CoBank ACB, 6.250%[b,j]	1,316,049
20,947	Federal National Mortgage Association, 0.000%[i,j,l]	216,383
945	First Tennessee Bank NA, 3.750%[b,g,j]	690,632
38,150	GMAC Capital Trust I, 8.46875%[b]	993,426
21,740	Hartford Financial Services Group, Inc., 7.875%[b]	617,199
27,084	Morgan Stanley, 7.125%[b,i,j]	761,602
1,762	Wells Fargo & Company, Convertible, 7.500%[j]	2,277,121

	Total	7,730,917

Health Care (0.1%)
768	Danaher Corporation, Convertible, 4.750%	808,696

	Total	808,696

Industrials (0.1%)
600	Fortive Corporation, Convertible, 5.000%	629,430

	Total	629,430

Real Estate (0.1%)
45,490	Colony Capital, Inc., 8.750%[j]	1,144,983

	Total	1,144,983

Utilities (<0.1%)
348	Sempra Energy, Convertible, 6.000%	36,784

	Total	36,784

	Total Preferred Stock (cost $15,849,544)	16,088,822

Shares	Collateral Held for Securities Loaned (1.3%)	Value
12,594,975	Thrivent Cash Management Trust	12,594,975

	Total Collateral Held for Securities Loaned (cost $12,594,975)	12,594,975

Shares or Principal Amount	Short-Term Investments (12.3%)	Value
	Federal Home Loan Bank Discount Notes
1,500,000	2.380%, 4/3/2019[m,n]	$1,499,798
100,000	2.380%, 4/8/2019[m,n]	99,953
1,300,000	2.385%, 4/10/2019[m,n]	1,299,213
300,000	2.400%, 4/15/2019[m,n]	299,718
300,000	2.400%, 5/10/2019[m,n]	299,213
600,000	2.415%, 5/20/2019[m,n]	598,024
	Thrivent Core Short-Term Reserve Fund
11,498,734	2.730%	114,987,338

	Total Short-Term Investments (cost $119,082,741)	119,083,257

	Total Investments (cost $1,031,176,897) 108.6%	$1,048,318,348

	Other Assets and Liabilities, Net (8.6%)	(82,774,827)

	Total Net Assets 100.0%	$965,543,521

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $184,654,931 or 19.1% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 29, 2019.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of March 29, 2019:

Securities Lending Transactions
Common Stock	$2,472,674
Long-Term Fixed Income	8,170,454
Total lending	$10,643,128
Gross amount payable upon return of collateral for securities loaned	$12,594,975
Net amounts due to counterparty	$1,951,847

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,634,873	–	2,297,247	3,337,626
Capital Goods	7,307,343	–	6,514,331	793,012
Communications Services	29,019,313	–	27,506,888	1,512,425
Consumer Cyclical	15,314,533	–	12,161,030	3,153,503
Consumer Non-Cyclical	22,714,385	–	21,696,592	1,017,793
Energy	9,627,771	–	8,976,493	651,278
Financials	18,393,281	–	18,393,281	–
Technology	6,998,303	–	6,998,303	–
Utilities	4,709,933	–	4,709,933	–
Long-Term Fixed Income
Asset-Backed Securities	53,412,114	–	53,412,114	–
Basic Materials	10,751,637	–	10,751,637	–
Capital Goods	18,630,265	–	18,630,265	–
Collateralized Mortgage Obligations	90,290,850	–	88,326,333	1,964,517
Communications Services	32,489,275	–	32,489,275	–
Consumer Cyclical	23,838,153	–	23,838,153	–
Consumer Non-Cyclical	26,935,351	–	26,935,351	–
Energy	29,760,525	–	29,760,525	–
Financials	71,143,751	–	68,491,379	2,652,372
Mortgage-Backed Securities	73,795,313	–	73,795,313	–
Technology	18,631,012	–	18,631,012	–
Transportation	3,524,936	–	3,524,936	–
Utilities	9,962,561	–	9,962,561	–
Common Stock
Communications Services	15,267,057	11,088,234	4,178,823	–
Consumer Discretionary	24,943,915	14,774,604	10,169,311	–
Consumer Staples	18,058,929	9,466,397	8,592,532	–
Energy	17,235,181	15,763,625	1,471,556	–
Financials	47,060,606	40,300,850	6,759,756	–
Health Care	36,499,945	30,665,828	5,834,117	–
Industrials	33,279,933	25,482,876	7,797,057	–
Information Technology	46,083,646	39,944,309	6,139,337	–
Materials	11,388,812	5,048,685	6,340,127	–
Real Estate	6,888,136	3,538,967	3,349,169	–
Utilities	4,879,030	3,160,838	1,718,192	–
Preferred Stock
Consumer Staples	1,930,908	1,930,908	–	–
Energy	3,807,104	3,807,104	–	–
Financials	7,730,917	6,181,780	1,549,137	–
Health Care	808,696	808,696	–	–
Industrials	629,430	629,430	–	–
Real Estate	1,144,983	1,144,983	–	–
Utilities	36,784	36,784	–	–
Registered Investment Companies
Unaffiliated	8,671,020	8,671,020	–	–
Short-Term Investments	4,095,919	–	4,095,919	–
Subtotal Investments in Securities	$873,326,429	$222,445,918	$635,797,985	$15,082,526
Other Investments *	Total
Affiliated Short-Term Investments	114,987,338
Affiliated Registered Investment Companies	47,409,606
Collateral Held for Securities Loaned	12,594,975
Subtotal Other Investments	$174,991,919

Total Investments at Value	$1,048,318,348

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Futures Contracts	1,940,318	1,940,318	–	–
Total Asset Derivatives	$1,940,318	$1,940,318	$–	$–
Liability Derivatives Futures Contracts	521,283	521,283	–	–
Total Liability Derivatives	$521,283	$521,283	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $4,095,920 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10–Yr. U.S. Treasury Note	442	June 2019	$54,222,394	$682,293
CBOT 2–Yr. U.S. Treasury Note	15	June 2019	3,184,968	11,438
CBOT U.S. Long Bond	180	June 2019	26,123,089	815,037
CME Ultra Long Term U.S. Treasury Bond	1	June 2019	160,613	7,387
ICE US mini MSCI Emerging Markets Index	362	June 2019	18,714,777	424,163
Total Futures Long Contracts			$102,405,841	$1,940,318
CBOT 5–Yr. U.S. Treasury Note	(3)	June 2019	($344,170)	($3,314)
CME E–mini Russell 2000 Index	(56)	June 2019	(4,299,711)	(22,929)
CME E–mini S&P 500 Index	(63)	June 2019	(8,746,154)	(192,916)
ICE mini MSCI EAFE Index	(208)	June 2019	(19,108,436)	(302,124)
Total Futures Short Contracts			($32,498,471)	($521,283)
Total Futures Contracts			$69,907,370	$1,419,035

Reference Description:

CBOT	–	Chicago Board of Trade
CME	–	Chicago Mercantile Exchange
EAFE	–	Europe, Australasia and Far East
ICE	–	Intercontinental Exchange
MSCI	–	Morgan Stanley Capital International
S&P	–	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short–Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies Core Emerging Markets Debt	$44,210	$1,353	$–	4,990	$47,410	4.9%
Total Affiliated Registered Investment Companies	44,210				47,410	4.9
Affiliated Short–Term Investments Core Short–Term Reserve, 2.730%	95,963	103,779	84,755	11,499	114,987	11.9
Total Affiliated Short–Term Investments	95,963				114,987	11.9
Collateral Held for Securities Loaned Cash Management Trust– Collateral Investment	10,250	37,420	35,075	12,595	12,595	1.3
Total Collateral Held for Securities Loaned	10,250				12,595	1.3
Total Value	$150,423				$174,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies Core Emerging Markets Debt	$–	$1,846	$–	$521
Affiliated Short–Term Investments Core Short–Term Reserve, 2.730%	–	–	–	693
Total Income from Affiliated Investments				$1,214
Collateral Held for Securities Loaned Cash Management Trust– Collateral Investment	–	–	–	12
Total Affiliated Income from Securities Loaned, Net				$12
Total	$–	$1,846	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Basic Materials (1.3%)
	Contura Energy, Inc., Term Loan
$49,375	7.493%, (LIBOR 1M + 5.000%), 11/9/2025[b,c]	$48,758
	MRC Global (US), Inc., Term Loan
64,348	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	64,187
	Pixelle Specialty Solutions, LLC, Term Loan
94,763	8.499%, (LIBOR 1M + 6.000%), 10/31/2024[b]	91,801
	Venator Finance SARL, Term Loan
39,798	5.499%, (LIBOR 1M + 3.000%), 8/8/2024[b]	39,201

	Total	243,947

Capital Goods (1.2%)
	Natgasoline, LLC, Term Loan
49,875	6.125%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	49,875
	Navistar, Inc., Term Loan
39,600	6.000%, (LIBOR 1M + 3.500%), 11/6/2024[b]	39,418
	Sotera Health Holdings, LLC, Term Loan
44,534	5.499%, (LIBOR 1M + 3.000%), 5/15/2022[b]	43,718
	Vertiv Group Corporation, Term Loan
97,161	6.629%, (LIBOR 3M + 4.000%), 11/15/2023[b]	91,088

	Total	224,099

Communications Services (3.4%)
	Altice France SA, Term Loan
78,600	5.249%, (LIBOR 1M + 2.750%), 7/31/2025[b]	73,000
	CBS Radio, Inc., Term Loan
121,400	5.249%, (LIBOR 1M + 2.750%), 11/17/2024[b]	117,880
	CSC Holdings, LLC, Term Loan
122,812	4.734%, (LIBOR 1M + 2.250%), 7/17/2025[b]	119,150
	Frontier Communications Corporation, Term Loan
49,747	6.250%, (LIBOR 1M + 3.750%), 6/15/2024[b]	48,503
	HCP Acquisition, LLC, Term Loan
34,388	5.499%, (LIBOR 1M + 3.000%), 5/16/2024[b]	33,840
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.984%, (LIBOR 1M + 3.500%), 1/7/2022[b]	89,044
	Sprint Communications, Inc., Term Loan
79,800	5.500%, (LIBOR 1M + 3.000%), 2/3/2024[b,c]	78,503
	Unitymedia Finance, LLC, Term Loan
50,000	4.734%, (LIBOR 1M + 2.250%), 1/15/2026[b]	49,403
	Univision Communications, Inc., Term Loan
48,365	5.249%, (LIBOR 1M + 2.750%), 3/15/2024[b]	45,496

	Total	654,819

Principal Amount	Bank Loans (15.3%)[a]	Value
Consumer Cyclical (1.5%)
	Boyd Gaming Corporation, Term Loan
$113,634	4.658%, (LIBOR 1W + 2.250%), 9/15/2023[b]	$112,533
	Eldorado Resorts, Inc., Term Loan
82,478	4.875%, (LIBOR 2M + 2.250%), 4/17/2024[b]	81,654
	Golden Nugget, LLC, Term Loan
42,075	5.242%, (LIBOR 1M + 2.750%), 10/4/2023[b]	41,621
	Stars Group Holdings BV, Term Loan
57,872	6.101%, (LIBOR 3M + 3.500%), 7/10/2025[b]	57,714

	Total	293,522

Consumer Non-Cyclical (1.8%)
	Amneal Pharmaceuticals, LLC, Term Loan
34,729	6.000%, (LIBOR 1M + 3.500%), 5/4/2025[b]	34,599
	Bausch Health Companies, Inc., Term Loan
55,500	5.481%, (LIBOR 1M + 3.000%), 6/1/2025[b]	55,104
	Endo International plc, Term Loan
88,425	6.750%, (LIBOR 1M + 4.250%), 4/27/2024[b]	86,642
	JBS USA LUX SA, Term Loan
64,344	4.984%, (LIBOR 1M + 2.500%), 10/30/2022[b]	63,837
	McGraw-Hill Global Education Holdings, LLC, Term Loan
64,503	6.499%, (LIBOR 1M + 4.000%), 5/4/2022[b]	59,181
	Plantronics, Inc., Term Loan
45,953	4.999%, (LIBOR 1M + 2.500%), 7/2/2025[b]	45,035

	Total	344,398

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
75,000	7.365%, (LIBOR 3M + 4.750%), 12/19/2025[b]	70,725
	CONSOL Energy, Inc., Term Loan
50,000	0.000%, (LIBOR 3M + 2.500%), 3/28/2024[b,d,e]	50,562
	Radiate Holdco, LLC, Term Loan
83,929	5.499%, (LIBOR 1M + 3.000%), 2/1/2024[b]	81,937

	Total	203,224

Financials (2.7%)
	Air Methods Corporation, Term Loan
53,045	6.101%, (LIBOR 3M + 3.500%), 4/21/2024[b,d,e]	39,618
	Cyxtera DC Holdings, Inc., Term Loan
58,950	5.600%, (LIBOR 3M + 3.000%), 5/1/2024[b]	56,985
65,000	9.860%, (LIBOR 3M + 7.250%), 5/1/2025[b]	58,825
	Digicel International Finance, Ltd., Term Loan
44,561	5.880%, (LIBOR 3M + 3.250%), 5/27/2024[b]	39,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Financials (2.7%) - continued
	DTZ U.S. Borrower, LLC, Term Loan
$49,750	5.749%, (LIBOR 1M + 3.250%), 8/21/2025[b]	$49,253
	GGP Nimbus LP, Term Loan
49,750	4.996%, (LIBOR 1M + 2.500%), 8/24/2025[b]	47,822
	Grizzly Finco, Term Loan
49,750	6.047%, (LIBOR 3M + 3.250%), 10/1/2025[b]	49,539
	Harland Clarke Holdings Corporation, Term Loan
85,895	7.351%, (LIBOR 3M + 4.750%), 11/3/2023[b]	76,876
	Tronox Blocked Borrower, LLC, Term Loan
29,830	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	29,672
	Tronox Finance, LLC, Term Loan
64,429	5.499%, (LIBOR 1M + 3.000%), 9/22/2024[b]	64,087

	Total	512,141

Technology (1.1%)
	Micron Technology, Inc., Term Loan
44,542	4.250%, (LIBOR 1M + 1.750%), 4/26/2022[b]	44,464
	Rackspace Hosting, Inc., Term Loan
69,470	5.738%, (LIBOR 3M + 3.000%), 11/3/2023[b]	64,907
	SS&C Technologies, Inc., Term Loan
64,670	4.749%, (LIBOR 1M + 2.250%), 4/16/2025[b]	64,058
	Western Digital Corporation, Term Loan
34,824	4.249%, (LIBOR 1M + 1.750%), 4/29/2023[b]	33,852

	Total	207,281

Transportation (0.2%)
	Hertz Corporation, Term Loan
34,638	5.250%, (LIBOR 1M + 2.750%), 6/30/2023[b]	33,957

	Total	33,957

Utilities (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
73,687	6.999%, (LIBOR 1M + 4.500%), 5/18/2023[b]	71,293
	EnergySolutions, LLC, Term Loan
49,625	6.351%, (LIBOR 3M + 3.750%), 5/11/2025[b]	43,587
	Talen Energy Supply, LLC, Term Loan
94,325	6.500%, (LIBOR 1M + 4.000%), 7/6/2023[b]	93,323

	Total	208,203

	Total Bank Loans (cost $3,006,983)	2,925,591

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Basic Materials (2.5%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[f]	5,069

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Basic Materials (2.5%) - continued
	BHP Billiton Finance USA, Ltd.
$100,000	6.750%, 10/19/2075[b,f]	$110,705
	E.I. du Pont de Nemours and Company
5,000	2.200%, 5/1/2020	4,982
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	122,031
	Hexion, Inc.
100,000	6.625%, 4/15/2020	83,500
	Olin Corporation
125,000	5.125%, 9/15/2027	126,406
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,971
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	20,096
	Vale Overseas, Ltd.
2,000	4.375%, 1/11/2022	2,039

	Total	479,799

Capital Goods (2.8%)
	Aerojet Rocketdyne Holdings, Inc., Convertible
4,000	2.250%, 12/15/2023	5,935
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	125,000
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,956
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	4,012
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,137
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,382
	Fortive Corporation, Convertible
5,000	0.875%, 2/15/2022[f]	5,255
	General Electric Company
100,000	5.000%, 1/21/2021[b,g]	93,205
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	124,688
	Textron Financial Corporation
150,000	4.419%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	114,000
	Textron, Inc.
25,000	3.375%, 3/1/2028	23,968
	TTM Technologies, Inc., Convertible
7,000	1.750%, 12/15/2020	9,097

	Total	528,635

Collateralized Mortgage Obligations (2.8%)
	Countrywide Alternative Loan Trust
80,613	3.397%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[b]	76,737
	CSMC Mortgage-Backed Trust
61,701	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	59,124
	GMACM Mortgage Loan Trust
43,041	4.679%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	41,735
	Impac Secured Assets Trust
57,681	2.726%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	48,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Collateralized Mortgage Obligations (2.8%) - continued
	Residential Accredit Loans, Inc. Trust
$90,813	3.036%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	$70,491
83,516	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	77,327
	WaMu Mortgage Pass Through Certificates
85,252	3.277%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	79,983
	Wells Fargo Mortgage Backed Securities Trust
31,080	5.500%, 11/25/2021, Ser. 2006-17, Class A1	30,850
56,861	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	55,213

	Total	540,226

Communications Services (6.5%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	125,613
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	3,033
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[f]	129,063
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	15,818
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	4,876
	Discovery Communications, LLC
18,000	2.950%, 3/20/2023	17,837
	DISH Network Corporation, Convertible
85,000	3.375%, 8/15/2026	72,208
	GCI Liberty, Inc., Convertible
41,000	1.750%, 9/30/2046[f]	44,778
	IAC FinanceCo, Inc., Convertible
24,000	0.875%, 10/1/2022[f]	35,227
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,325
	Liberty Media Corporation, Convertible
34,000	1.000%, 1/30/2023	38,079
	Sprint Corporation
125,000	7.625%, 2/15/2025	127,500
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	125,015
	Verizon Communications, Inc.
5,000	3.784%, (LIBOR 3M + 1.100%), 5/15/2025[b]	5,001
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,200
25,000	6.875%, 4/30/2036	29,371
100,000	5.875%, 2/28/2057[b]	97,000
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[f]	125,781
	Vodafone Group plc
70,000	7.000%, 4/4/2079[b,e]	71,149

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Communications Services (6.5%) - continued
	World Wrestling Entertainment, Inc., Convertible
$10,000	3.375%, 12/15/2023	$35,250

	Total	1,235,124

Consumer Cyclical (1.5%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	110,062
	Ford Motor Credit Company, LLC
4,000	3.336%, 3/18/2021	3,940
7,000	5.596%, 1/7/2022	7,222
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	3,984
3,000	3.647%, (LIBOR 3M + 0.850%), 4/9/2021[b]	2,977
4,000	4.375%, 9/25/2021	4,086
3,000	3.150%, 6/30/2022	2,971
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	123,325
	Hyundai Capital America
3,000	2.550%, 4/3/2020[f]	2,979
3,000	2.750%, 9/18/2020[f]	2,977
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,975
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,842
	Volkswagen Group of America Finance, LLC
5,000	4.250%, 11/13/2023[f]	5,154

	Total	278,494

Consumer Non-Cyclical (4.5%)
	Abbott Laboratories
17,000	3.750%, 11/30/2026	17,664
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	126,250
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	88,000
	Anthem, Inc., Convertible
15,000	2.750%, 10/15/2042	59,523
	BAT Capital Corporation
3,000	2.297%, 8/14/2020	2,971
3,000	2.764%, 8/15/2022	2,952
	Bayer U.S. Finance II, LLC
15,000	4.875%, 6/25/2048[f]	14,118
	Becton, Dickinson and Company
5,000	3.125%, 11/8/2021	5,021
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	2,995
	Cardtronics, Inc., Convertible
10,000	1.000%, 12/1/2020	9,894
	CVS Health Corporation
10,000	4.780%, 3/25/2038	9,917
10,000	5.050%, 3/25/2048	10,079
	Energizer Holdings, Inc.
125,000	6.375%, 7/15/2026[f]	128,125
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[f]	2,058
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,987
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	128,437
	Kellogg Company
5,000	3.125%, 5/17/2022	5,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Consumer Non-Cyclical (4.5%) - continued
	Kraft Heinz Foods Company
$6,000	5.375%, 2/10/2020	$6,122
	Kroger Company
3,000	2.800%, 8/1/2022	2,986
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,900
	Mylan, Inc.
5,000	3.125%, 1/15/2023[f]	4,887
	Perrigo Finance Unlimited Company
5,000	4.375%, 3/15/2026	4,876
5,000	4.900%, 12/15/2044	4,198
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,932
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	87,750
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,808
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[f]	123,750
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,037

	Total	869,258

Energy (4.9%)
	BP Capital Markets America, Inc.
6,000	2.520%, 9/19/2022	5,944
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,979
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,339
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	141,100
	Continental Resources, Inc.
2,000	5.000%, 9/15/2022	2,015
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	130,469
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	2,992
87,000	6.250%, 3/1/2078[b]	86,391
	Encana Corporation
30,000	3.900%, 11/15/2021	30,549
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	128,437
	Energy Transfer Operating, LP
5,000	6.000%, 6/15/2048	5,407
	Enterprise Products Operating, LLC
75,000	4.875%, 8/16/2077[b]	69,311
	EQT Corporation
6,000	3.000%, 10/1/2022	5,891
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,047
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,224
60,000	6.125%, 11/15/2022[b,g]	56,250
	Regency Energy Partners, LP
12,000	5.000%, 10/1/2022	12,656
	Sabine Pass Liquefaction, LLC
3,000	6.250%, 3/15/2022	3,240
3,000	5.625%, 4/15/2023	3,252
	Sunoco, LP
125,000	5.500%, 2/15/2026	123,750

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Energy (4.9%) - continued
	TransCanada Trust
$105,000	5.300%, 3/15/2077[b]	$98,175
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,043
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,132

	Total	936,593

Financials (12.6%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,954
	Air Lease Corporation
4,000	2.500%, 3/1/2021	3,969
	American Express Credit Corporation
3,000	2.200%, 3/3/2020	2,986
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,019
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,g]	105,875
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,g]	106,000
25,000	4.000%, 1/22/2025	25,529
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,977
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	4,004
	Barclays plc
25,000	7.750%, 9/15/2023[b,g]	25,042
6,000	4.338%, 5/16/2024[b]	6,069
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,945
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,g]	104,875
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	2,991
10,000	3.050%, 3/9/2022	10,052
	Cboe Global Markets, Inc.
4,000	1.950%, 6/28/2019	3,992
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	2,988
3,000	3.455%, (LIBOR 3M + 0.690%), 10/27/2022[b]	2,988
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	22,815
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[f]	4,978
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,112
	Credit Agricole SA
3,000	3.375%, 1/10/2022[f]	3,019
100,000	8.125%, 12/23/2025[b,f,g]	112,315
	Credit Suisse Group AG
5,000	7.500%, 7/17/2023[b,f,g]	5,144
125,000	7.500%, 12/11/2023[b,f,g]	132,180
	Credit Suisse Group Funding (Guernsey), Ltd.
11,000	3.125%, 12/10/2020	11,036
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,979
8,000	4.250%, 10/14/2021	8,040
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,918

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (12.6%) - continued
	Discover Bank
$4,000	3.100%, 6/4/2020	$4,009
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,974
	GE Capital International Funding Company
20,000	4.418%, 11/15/2035	18,533
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,g]	6,053
10,000	5.250%, 7/27/2021	10,506
6,000	3.649%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,007
	GS Finance Corporation, Convertible
92,000	0.500%, 6/23/2025[c]	91,909
	Hartford Financial Services Group, Inc.
100,000	4.809%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	86,250
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	8,072
75,000	6.375%, 9/17/2024[b,g]	75,469
	ILFC E-Capital Trust II
100,000	4.850%, (H15T30Y + 1.800%), 12/21/2065[b,f]	78,500
	ING Groep NV
50,000	6.000%, 4/16/2020[b,g]	49,835
	J.P. Morgan Chase & Company
4,000	3.306%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,011
50,000	4.625%, 11/1/2022[b,g]	46,500
5,000	2.972%, 1/15/2023	5,000
4,000	2.776%, 4/25/2023[b]	3,979
100,000	5.150%, 5/1/2023[b,g]	100,695
	J.P. Morgan Chase Capital XXIII
100,000	3.684%, (LIBOR 3M + 1.000%), 5/15/2047[b]	79,440
	Lincoln National Corporation
100,000	5.040%, (LIBOR 3M + 2.358%), 5/17/2066[b]	86,000
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,g]	102,250
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,g]	92,330
	MGIC Investment Corporation, Convertible
39,000	9.000%, 4/1/2063[f]	50,159
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,354
3,000	2.750%, 5/19/2022	2,983
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,957
	PNC Bank NA
6,000	2.450%, 11/5/2020	5,977
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,180
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,209
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	4,975
	Royal Bank of Scotland Group plc
104,000	8.625%, 8/15/2021[b,g]	110,760
	Santander Holdings USA, Inc.
5,000	4.450%, 12/3/2021	5,149
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,g,h]	106,250

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Financials (12.6%) - continued
	Standard Chartered plc
$1,000	2.100%, 8/19/2019[f]	$997
100,000	7.500%, 4/2/2022[b,f,g]	104,250
	State Street Capital Trust IV
100,000	3.611%, (LIBOR 3M + 1.000%), 6/15/2047[b]	79,000
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,015
3,000	2.784%, 7/12/2022	2,986
	Synchrony Financial
4,000	3.000%, 8/15/2019	4,001
10,000	4.250%, 8/15/2024	10,066
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	5,999
	USB Realty Corporation
120,000	3.934%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,g]	103,200
	Wachovia Capital Trust II
100,000	3.287%, (LIBOR 3M + 0.500%), 1/15/2027[b]	92,000
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	2,979
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,122

	Total	2,416,681

Mortgage-Backed Securities (6.3%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
75,000	3.500%, 4/1/2049[e]	76,040
275,000	4.000%, 4/1/2049[e]	282,885
400,000	4.500%, 4/1/2049[e]	416,771
400,000	5.000%, 4/1/2049[e]	422,930

	Total	1,198,626

Technology (2.6%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	126,625
	Apple, Inc.
5,000	2.850%, 5/6/2021	5,032
5,000	3.047%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,032
25,000	4.500%, 2/23/2036	28,028
	Baidu, Inc.
3,000	3.000%, 6/30/2020	2,999
	Cypress Semiconductor Corporation, Convertible
16,000	4.500%, 1/15/2022	20,441
	Electronics For Imaging, Inc., Convertible
5,000	2.250%, 11/15/2023[f]	5,123
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	112,713
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	36,758
	j2 Global, Inc., Convertible
8,000	3.250%, 6/15/2029	10,668
	Microchip Technology, Inc., Convertible
26,000	1.625%, 2/15/2027	28,543
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (48.8%)	Value
Technology (2.6%) - continued
	Nuance Communications, Inc., Convertible
$38,000	1.250%, 4/1/2025	$37,598
	ON Semiconductor Corporation, Convertible
11,000	1.625%, 10/15/2023	13,539
	Red Hat, Inc., Convertible
4,000	0.250%, 10/1/2019	9,927
	Verint Systems, Inc., Convertible
27,000	1.500%, 6/1/2021	29,747
	Vishay Intertechnology, Inc., Convertible
14,000	2.250%, 6/15/2025[f]	13,026

	Total	489,782

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	3,993

	Total	3,993

Utilities (1.8%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,918
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	5,968
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,931
	Edison International
3,000	2.125%, 4/15/2020	2,977
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	3,996
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,973
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,g]	97,500
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,947
	Southern Company
3,000	2.350%, 7/1/2021	2,965
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[f]	120,625
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	86,237

	Total	339,037

	Total Long-Term Fixed Income (cost $9,397,697)	9,316,248

Shares	Registered Investment Companies (26.2%)	Value
Affiliated (10.5%)
211,146	Thrivent Core Emerging Markets Debt Fund	2,005,886

	Total	2,005,886

Unaffiliated (15.7%)
6,225	AllianceBernstein Global High Income Fund, Inc.	72,148
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	133,866
6,700	BlackRock Core Bond Trust	90,115
10,403	BlackRock Corporate High Yield Fund, Inc.	106,735
11,122	BlackRock Credit Allocation Income Trust	138,024

Shares	Registered Investment Companies (26.2%)	Value
Unaffiliated (15.7%)- continued
16,511	BlackRock Enhanced Equity Dividend Trust	$141,169
4,369	BlackRock Multi-Sector Income Trust	72,482
13,082	BlackRock Resources & Commodities Strategy Trust	106,880
4,000	Brookfield Real Assets Income Fund, Inc.	86,480
5,729	Calamos Convertible Opportunities and Income Fund	58,092
2,706	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	64,051
4,662	Cohen & Steers Quality Income Realty Fund, Inc.	59,674
5,725	Cohen & Steers REIT and Preferred Income Fund, Inc.	117,935
4,800	Eaton Vance Short Duration Diversified Income Fund	62,256
12,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	97,680
4,006	First Trust/Aberdeen Global Opportunity Income Fund	40,260
7,684	Invesco Dynamic Credit Opportunities Fund	83,372
21,761	Invesco Senior Income Trust	91,396
9,487	Liberty All-Star Equity Fund	57,966
6,925	MFS Intermediate Income Trust	26,315
5,708	Neuberger Berman MLP Income Fund, Inc.	45,436
11,500	Nuveen Credit Strategies Income Fund	88,895
3,571	Nuveen Preferred and Income Term Fund	80,276
10,700	Nuveen Quality Preferred Income Fund II	96,300
6,060	PGIM Global High Yield Fund, Inc.	84,476
3,544	Reaves Utility Income Fund	119,362
6,437	Royce Value Trust, Inc.	88,573
7,950	Templeton Global Income Fund	50,085
5,314	Tortoise Midstream Energy Fund, Inc.	74,502
3,687	Tri-Continental Corporation	96,968
1,425	Vanguard Short-Term Corporate Bond ETF	113,658
14,543	Voya Global Equity Dividend & Premium Opportunity Fund	94,529
10,475	Wells Fargo Income Opportunities Fund	82,543
12,786	Western Asset High Income Fund II, Inc.	82,853
17,736	Western Asset High Income Opportunity Fund, Inc.	85,665

	Total	2,991,017

	Total Registered Investment Companies (cost $5,238,996)	4,996,903

Shares	Common Stock (3.6%)	Value
Communications Services (0.2%)
41	Charter Communications, Inc.[i]	14,224
607	Twitter, Inc.[i]	19,958

	Total	34,182

Consumer Discretionary (0.4%)
6	Booking Holdings, Inc.[i]	10,470
2,625	Caesars Entertainment Corporation[i]	22,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Shares	Common Stock (3.6%)	Value
Consumer Discretionary (0.4%) - continued
845	Carnival Corporation	$42,858

	Total	76,139

Consumer Staples (0.1%)
260	Bunge, Ltd.	13,798

	Total	13,798

Energy (1.3%)
2,070	Enbridge, Inc.	75,058
3,300	Enterprise Products Partners, LP	96,030
2,765	Williams Companies, Inc.	79,411

	Total	250,499

Financials (0.4%)
409	Bank of America Corporation	11,285
2,900	Granite Point Mortgage Trust, Inc.	53,853
257	Wells Fargo & Company	12,418

	Total	77,556

Health Care (0.4%)
235	Danaher Corporation	31,025
92	Illumina, Inc.[i]	28,583
1,007	Teva Pharmaceutical Industries, Ltd. ADR[i]	15,790

	Total	75,398

Industrials (<0.1%)
148	Dycom Industries, Inc.[i]	6,799

	Total	6,799

Information Technology (0.8%)
1,169	Advanced Micro Devices, Inc.[i]	29,833
380	Intel Corporation	20,406
60	Lam Research Corporation	10,741
1,169	Micron Technology, Inc.[i]	48,315
87	Motorola Solutions, Inc.	12,216
894	ON Semiconductor Corporation[i]	18,389
157	Verint Systems, Inc.[i]	9,398

	Total	149,298

	Total Common Stock (cost $736,063)	683,669

Shares	Preferred Stock (3.2%)	Value
Consumer Staples (0.5%)
4,000	CHS, Inc., 6.750%[b,g]	103,320

	Total	103,320

Energy (0.9%)
10,535	Crestwood Equity Partners, LP, 9.250%[g]	98,079
2,650	NuStar Logistics, LP, 9.521%[b]	66,621

	Total	164,700

Financials (1.4%)
2,000	Citigroup Capital XIII, 9.1205%[b]	54,700
2,085	Federal National Mortgage Association, 0.000%[g,i]	21,538
70	First Tennessee Bank NA, 3.750%[b,f,g]	51,158
1,300	GMAC Capital Trust I, 8.46875%[b]	33,852
2,000	Morgan Stanley, 5.850%[b,g]	51,140
40	Wells Fargo & Company, Convertible, 7.500%[g]	51,694

	Total	264,082

Shares	Preferred Stock (3.2%)	Value
Health Care (0.1%)
18	Danaher Corporation, Convertible, 4.750%	$18,954

	Total	18,954

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.750%[g]	58,218

	Total	58,218

	Total Preferred Stock (cost $610,317)	609,274

Shares	Collateral Held for Securities Loaned (0.5%)	Value
106,495	Thrivent Cash Management Trust	106,495

	Total Collateral Held for Securities Loaned (cost $106,495)	106,495

Shares or Principal Amount	Short-Term Investments (9.0%)	Value
	Federal Home Loan Bank Discount Notes
100,000	2.390%, 5/15/2019[j,k]	99,704
	Thrivent Core Short-Term Reserve Fund
161,194	2.730%	1,611,943

	Total Short-Term Investments (cost $1,711,638)	1,711,647

	Total Investments (cost $20,808,189) 106.6%	$20,349,827

	Other Assets and Liabilities, Net (6.6%)	(1,251,062)

	Total Net Assets 100.0%	$19,098,765

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 29, 2019, the value of these investments was $3,378,587 or 17.7% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Fund as of March 29, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$100,938
Total lending	$100,938
Gross amount payable upon return of collateral for securities loaned	$106,495
Net amounts due to counterparty	$5,557

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	243,947	–	131,002	112,945
Capital Goods	224,099	–	174,224	49,875
Communications Services	654,819	–	576,316	78,503
Consumer Cyclical	293,522	–	293,522	–
Consumer Non–Cyclical	344,398	–	344,398	–
Energy	203,224	–	203,224	–
Financials	512,141	–	512,141	–
Technology	207,281	–	207,281	–
Transportation	33,957	–	33,957	–
Utilities	208,203	–	208,203	–

Long-Term Fixed Income
Basic Materials	479,799	–	479,799	–
Capital Goods	528,635	–	528,635	–
Collateralized Mortgage Obligations	540,226	–	540,226	–
Communications Services	1,235,124	–	1,235,124	–
Consumer Cyclical	278,494	–	278,494	–
Consumer Non–Cyclical	869,258	–	869,258	–
Energy	936,593	–	936,593	–
Financials	2,416,681	–	2,324,772	91,909
Mortgage–Backed Securities	1,198,626	–	1,198,626	–
Technology	489,782	–	489,782	–
Transportation	3,993	–	3,993	–
Utilities	339,037	–	339,037	–

Registered Investment Companies
Unaffiliated	2,991,017	2,991,017	–	–

Common Stock
Communications Services	34,182	34,182	–	–
Consumer Discretionary	76,139	76,139	–	–
Consumer Staples	13,798	13,798	–	–
Energy	250,499	250,499	–	–
Financials	77,556	77,556	–	–
Health Care	75,398	75,398	–	–
Industrials	6,799	6,799	–	–
Information Technology	149,298	149,298	–	–

Preferred Stock
Consumer Staples	103,320	103,320	–	–
Energy	164,700	164,700	–	–
Financials	264,082	212,924	51,158	–
Health Care	18,954	18,954	–	–
Real Estate	58,218	58,218	–	–
Short-Term Investments	99,704	–	99,704	–
Subtotal Investments in Securities	$16,625,503	$4,232,802	$12,059,469	$333,232
Other Investments *	Total
Affiliated Registered Investment Companies	2,005,886
Affiliated Short–Term Investments	1,611,943
Collateral Held for Securities Loaned	106,495
Subtotal Other Investments	$3,724,324

Total Investments at Value	$20,349,827

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,170	10,170	–	–
Total Asset Derivatives	$10,170	$10,170	$–	$–
Liability Derivatives
Futures Contracts	3,756	3,756	–	–
Total Liability Derivatives	$3,756	$3,756	$–	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 29, 2019

(unaudited)

The following table presents Multidimensional Income Fund’s futures contracts held as of March 29, 2019. Investments and/or cash totaling $99,704 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	June 2019	$114,714	$1,114
CBOT U.S. Long Bond	2	June 2019	290,257	9,056
Total Futures Long Contracts			$404,971	$10,170
CBOT 10-Yr. U.S. Treasury Note	(2)	June 2019	($244,681)	($3,756)
Total Futures Short Contracts			($244,681)	($3,756)
Total Futures Contracts			$160,290	$6,414

Reference Description:
CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 12/31/2018	Gross Purchases	Gross Sales	Shares Held at 3/29/2019	Value 3/29/2019	% of Net Assets 3/29/2019
Affiliated Registered Investment Companies Core Emerging Markets Debt	$1,904	$22	$–	211	$2,006	10.5%
Total Affiliated Registered Investment Companies	1,904				2,006	10.5
Affiliated Short-Term Investments Core Short-Term Reserve, 2.730%	1,434	2,961	2,783	161	1,612	8.4
Total Affiliated Short-Term Investments	1,434				1,612	8.4
Collateral Held for Securities Loaned Cash Management Trust- Collateral Investment	114	94	102	106	106	0.5
Total Collateral Held for Securities Loaned	114				106	0.5
Total Value	$3,452				$3,724

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 3/29/2019
Affiliated Registered Investment Companies Core Emerging Markets Debt	$–	$79	$–	$22
Affiliated Short-Term Investments Core Short-Term Reserve, 2.730%	–	–	–	10
Total Income from Affiliated Investments				$32
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$79	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

35

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The

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NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the year ended March 29, 2019, Diversified Income Plus Fund and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.

During the year ended March 29, 2019, Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net

37

NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

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